   As filed with the Securities and Exchange Commission on October 12,2000
                           Registration Nos. 333-32664

                                  No. 811-09859

     ----------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
      ---------------------------------------------------------------------

                                    FORM N-4
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |_|
                         Pre-Effective Amendment No. |_|

                       Post-Effective Amendment No. 2 [x]
                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]
                                 Amendment No. 3

                              SEPARATE ACCOUNT VA-8
                                                ---------------------
                           (Exact Name of Registrant)

                 TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY
                 -----------------------------------------------
                               (Name of Depositor)

  Transamerica Square, 401 North Tryon Street, Charlotte, North Carolina 28202
  ----------------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including Area Code: (704) 330-5600

Name and Address of Agent for Service:     Copy to:

JAMES W. DEDERER, Esq.               FREDERICK R. BELLAMY, Esq.
General Counsel and Secretary        Sutherland, Asbill & Brennan LLP
Transamerica Life Insurance          1275 Pennsylvania Avenue, N.W.
and Annuity Company                  Washington, D.C. 20004-2415
1150 South Olive Street
Los Angeles, California  90015-2211

                  Approximate date of proposed public offering:
    As soon as practicable after effectiveness of the Registration Statement.

                      Title of securities being registered:
              Flexible premium deferred variable annuity contracts.

It is proposed that this filing will become effective:
                           |X|immediately upon filing pursuant to paragraph (b)
                           | |on August 15, 2000 pursuant to paragraph (b)
                           |_|60 days after filing pursuant to paragraph (a)(1)
                           |_|on _ pursuant to paragraph (a)(1)

         If appropriate, check the following box:

                    |_|  this   Post-Effective   Amendment   designates   a  new
                         effective  date for a previously  filed  Post-Effective
                         Amendment.

Incorporating  by reference the Prospectus filed with  Post-Effective  Amendment
No. 1 File No. 333-32664 (Filed August 11, 2000) to this Registration  Statement on Form N-4.

                    STATEMENT OF ADDITIONAL INFORMATION FOR

                    TRANSMARK OPTIMUM CHOICE VARIABLE ANNUITY

                              Separate Account VA-8

                                    Issued By
                 Transamerica Life Insurance and Annuity Company

This statement of additional  information expands upon subjects discussed in the
August 15, 2000  prospectus for the TransMark  Optimum Choice  Variable  Annuity
("contract")   issued  by  Transamerica   Life  Insurance  and  Annuity  Company
("Transamerica")  through  Separate  Account VA-8. You may obtain a free copy of the prospectus by writing to:  Transamerica  Life Insurance and Annuity Company,
Annuity Service Center, 9735 Landmark Pkwy. Dr., St. Louis, MO 63127, or calling
800-371-2688.  Terms  used  in the  current  prospectus  for  the  contract  are incorporated into this statement.

The contract will be issued as a certificate  under a group annuity  contract in some states and as an  individual  annuity  contract in other  states.  The term
"contract"  as used  herein  refers  to both  the  individual  contract  and the certificates issued under the group contract.

This Statement of Additional  Information is not a prospectus and should be read only in conjunction with the prospectus for the contract and the portfolios.

                              Dated August 15, 2000
                          Reprinted September 27, 2000

TABLE OF CONTENTS

THE CONTRACT

The following pages provides additional information about the contract which may be of interest to some owners.

NET INVESTMENT FACTOR

For any  sub-account of the variable  account,  the net investment  factor for a valuation  period,  before the annuity  date,  is (a) divided by (b),  minus (c)
minus (d):

     Where (a) is:

     The net asset value per share held in the sub-account, as of the end of the valuation period; plus the per-share amount of any dividend or capital gain distributions  if the  "ex-dividend"  date occurs in the valuation  period;
     plus or minus a per-share  charge or credit as we may determine,  as of the end of the valuation period, for taxes.

     Where (b) is:

     The net asset value per share held in the  sub-account as of the end of the last prior valuation period.

     Where (c) is:

     The daily mortality and expense risk charge of 0.004384%  (1.60%  annually)
     times the number of calendar days in the current valuation period.

     Where (d) is:

     The  daily  administrative  expense  charge,   currently  0.004795%  (0.15%
     annually)  times  the  number of  calendar  days in the  current  valuation period.

A valuation day is defined as any day that the New York Stock Exchange is open.

VARIABLE PAYMENT OPTIONS

The  variable  payment  option  provide for  payments  that  fluctuate in dollar
amount,   based  on  the  investment   performance   of  the  elected   variable
sub-account(s).

Variable Annuity Units and Payments

For the first monthly payment,  the number of variable annuity units credited in each variable sub-account will be determined by dividing: (a) the product of the portion of the value to be applied to the variable  sub-account and the variable annuity  purchase  rate  specified  in the  contract;  by (b) the  value  of one variable annuity unit in that sub-account on the annuity date.

The amount of each subsequent  variable payment equals the product of the number of  variable  annuity  units  in each  variable  sub-account  and  the  variable sub-account's  variable  annuity  unit  value as of the  tenth  day of the month before the payment due date. The amount of each payment may vary.

Variable Annuity Unit Value

The value of a variable annuity unit in a variable  sub-account on any valuation day is determined as described below.

The net investment factor for the valuation period (for the appropriate  payment frequency)  just ended is multiplied  by the value of the variable  annuity unit for the  sub-account on the preceding  valuation day. The net investment  factor after the annuity  date is  calculated  in the same manner as before the annuity date and then  multiplied  by an interest  factor.  The interest  factor  equals
(.999893)n where n is the number of days since the preceding valuation day. This compensates  for the 4%  interest  assumption  built into the  variable  annuity purchase  rates.  We may  offer  assumed  interest  rates  other  than  4%.  The appropriate  interest  factor  will be applied  to  compensate  for the  assumed interest rate.

Transfers After the Annuity Date

After the  annuity  date,  you may  transfer  variable  annuity  units  from one sub-account to another,  subject to certain limitations (See "Transfers" page 24 of the prospectus). The dollar amount of each subsequent monthly annuity payment after the transfer must be determined  using the new number of variable  annuity units  multiplied by the variable  sub-account's  variable annuity unit value on the tenth day of the month  preceding  payment.  We reserve  the right to change this day of the month.

The formula used to determine a transfer  after the annuity date can be found in the Appendix to this Statement of Additional Information.

GENERAL PROVISIONS

Non-Participating

The contract is  non-participating.  No  dividends  are payable and the contract will not share in our profits or surplus earnings.

Misstatement of Age or Sex

If the  age or sex of the  annuitant  or  any  other  measuring  life  has  been misstated,  the settlement  option  payments under the contract will be whatever the annuity  amount  applied on the annuity date would  purchase on the basis of the correct age or sex of the  annuitant  and/or  other  measuring  life.  Where required  by law,  rule  or  regulation,  we may  only  consider  the age of the annuitant  and/or other measuring life. Any  overpayments or underpayments by us as a result of any such  misstatement  may be  respectively  charged  against or credited  to the  settlement  option  payment or  payments  to be made after the correction so as to adjust for such overpayment or underpayment.

Proof of Existence and Age

Before  making any  payment  under the  contract,  we may  require  proof of the existence  and/or  proof of the age of an owner and/or an annuitant or any other measuring life, or any other  information  deemed  necessary in order to provide benefits under the contract.

Annuity Data

We will not be liable for obligations which depend on receiving information from a payee or measuring  life until such  information is received in a satisfactory form.

Assignment

No  assignment  of a contract  will be binding on us unless  made in writing and given to us at our Service  Center.  We are not  responsible for the adequacy of any assignment. Your rights and the interest of any annuitant or non-irrevocable beneficiary will be subject to the rights of any assignee of record.

Annual Report

At least once each contract  year before the annuity  date,  you will be given a report  of the  current  account  value  allocated  to each  sub-account  of the variable  account and any general account option.  This report will also include any other information  required by law or regulation.  After the annuity date, a confirmation will be provided with every variable annuity payment.

Incontestability

Each  contract  is  incontestable  from the  contract  effective  date except in certain states where medical  questions are required on the  application for the optional Guaranteed Minimum Income Benefit Rider.

Entire Contract

We have issued the contract in  consideration  and  acceptance of the payment of the initial purchase  payment and certain required  information in an acceptable form and manner or, where state law requires,  the application.  In those states that require a written application, a copy of the application is attached to and is part of the  contract  and along  with the  contract  constitutes  the entire contract.

The group annuity  contract has been issued to a trust  organized under Missouri law.  However,  the sole  purpose  of the  trust is to hold  the  group  annuity contract.  You have all rights and  benefits  under the  individual  certificate issued under the group contract.

Changes in the Contract

Only  two  authorized  officers  of  Transamerica,  acting  together,  have  the authority  to bind us or to make any change in the  individual  contract  or the group contract or individual  certificates  thereunder and then only in writing.
We will not be bound by any promise or representation made by any other persons.

We may  change  or amend  the  individual  contract  or the  group  contract  or individual  certificates thereunder if such change or amendment is necessary for the  individual  contract  or the  group  contract  or  individual  certificates thereunder to comply with any state or federal law, rule or regulation.

Protection of Benefits

To the extent permitted by law, no benefit  (including death benefits) under the contract will be subject to any claim or process of law by any creditor.

Delay of Payments

Payment of any cash withdrawal,  lump sum death benefit,  or variable payment or transfer  due from the  variable  account  will occur within seven days from the date the election becomes effective, except that we may be permitted to postpone such payment if: (1) the New York Stock  Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2)
an  emergency  exists as  defined  by the  Securities  and  Exchange  Commission
(Commission),  or the Commission requires that trading be restricted; or (3) the
Commission permits a delay for the protection of owners.

In  addition,  while it is our  intention  to  process  all  transfers  from the sub-accounts  immediately upon receipt of a transfer request,  we have the right to delay effecting a transfer from a variable  sub-account for up to seven days.
We may delay  effecting  such a transfer if there is a delay of payment  from an affected portfolio.  If this happens, then we will calculate the dollar value or number of units involved in the transfer from a variable sub-account on or as of the date we receive a transfer  request in an  acceptable  form and manner,  but will not process the transfer to the transferee  sub-account  until a later date during the seven-day delay period when the portfolio underlying the transferring sub-account  obtains  liquidity to fund the transfer  request  through  sales of
portfolio  securities,   new  purchase  payments,   transfers  by  investors  or
otherwise. During this period, the amount transferred would not be invested in a variable sub-account.

We may delay payment of any withdrawal  from any general  account  options for a period  of not more  than six  months  after we  receive  the  request  for such withdrawal.  If we delay  payment for more than 30 days, we will pay interest on the withdrawal amount up to the date of payment. (See "Cash Withdrawals" on page
26 of the prospectus.)

Notices and Directions

We will not be bound by any authorization,  direction,  election or notice which is not in a form and manner acceptable to us and received at our Service Center.

Any written notice  requirement by us to you will be satisfied by our mailing of any such  required  written  notice,  by  first-class  mail,  to your last known address as shown on our records.

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Sub-Account Yield Calculation

In accordance with  regulations  adopted by the  Commission,  we are required to compute the money market sub-account's  current annualized yield for a seven-day period  in a manner  which  does not take into  consideration  any  realized  or unrealized  gains or  losses on  shares  of the  money  market  series or on its portfolio  securities.  This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized  appreciation  and  depreciation)  in the value of a hypothetical account  having a balance  of one unit of the money  market  sub-account  at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the  beginning of the period to  determine  the base period return and annualizing  this quotient on a 365-day basis.  The net change in account  value  reflects  the  deductions  for the annual  account  fee,  the mortality and expense risk charge and administrative  expense charges and income and expenses accrued during the period.  Because of these deductions,  the yield for the money market  sub-account of the variable account will be lower than the yield for the money market series or any comparable substitute funding vehicle.

The  Commission  also  permits us to disclose the  effective  yield of the money market  sub-account  for the same seven-day  period,  determined on a compounded basis.  The effective yield is calculated by compounding the  unannualized  base period  return by adding one to the base  period  return,  raising  the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The  yield  on  amounts  held in the  money  market  sub-account  normally  will fluctuate on a daily basis.  Therefore,  the disclosed  yield for any given past period is not an  indication  or  representation  of  future  yields or rates of return.  The money market  sub-account's  actual yield is affected by changes in interest rates on money market  securities,  average  portfolio  maturity of the money market  series or  substitute  funding  vehicle,  the types and quality of portfolio  securities  held by the money  market  series or  substitute  funding vehicle, and operating expenses.  In addition,  the yield figures do not reflect the  effect  of any  contingent  deferred  sales  load (of up to 9% of  purchase payments) that may be applicable to a contract.

Other Sub-Account Yield Calculations

We may from time to time disclose the current annualized yield of one or more of the  variable  sub-accounts  (except the money  market  sub-account)  for 30-day periods. The annualized yield of a sub-account refers to the income generated by
the  sub-account  over  a  specified  30-day  period.   Because  this  yield  is
annualized,  the yield  generated by a  sub-account  during the 30-day period is assumed to be generated  each 30-day  period.  The yield is computed by dividing the net  investment  income per  variable  accumulation  unit earned  during the period  by the price per unit on the last day of the  period,  according  to the following formula:

         YIELD    =        2[{a-b + 1}6 -  1]
                             ----
                        cd

Where:

     a    = net  investment  income  earned  during the period by the  portfolio attributable to the shares owned by the sub-account.
     b    =  expenses  for  the  sub-account  accrued  for  the  period  (net of reimbursements).
     c    = the average daily number of variable  accumulation units outstanding during the period.
     d    = the maximum  offering  price per variable  accumulation  unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the  Commission.  Accrued  expenses  will  include all  recurring  fees that are charged to all contracts.  The yield  calculations  do not reflect the effect of any  contingent  deferred  sales  load that may be  applicable  to a  particular contract.  Contingent  deferred sales loads range from 9% to 0% of the amount of account value withdrawn  depending on the elapsed time since the receipt of each purchase payment.

Because of the charges and deductions imposed by the variable account, the yield for  the  sub-account  will be  lower  than  the  yield  for  the  corresponding portfolio.  The yield on amounts held in the variable sub-accounts normally will fluctuate over time. Therefore,  the disclosed yield for any given period is not an  indication  or  representation  of  future  yields or rates of  return.  The variable sub-account's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

Standard Total Return Calculations

We may from time to time also disclose  average  annual total returns for one or more of the  sub-accounts  for various  periods of time.  Average  annual  total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial  amount invested to the ending redeemable value, according to the following formula:

     P{1 + T}n = ERV

     Where:
             P =      a hypothetical initial payment of $1,000
             T =      average annual total return
             n =      number of years

          ERV  = ending  redeemable value of a hypothetical  $1,000 payment made at the beginning of the one,  five or ten-year  period at the end of the one, five, or ten-year  period (or  fractional  portion of such period).

All recurring fees are recognized in the ending  redeemable  value. The standard average  annual  total  return  calculations  will  reflect  the  effect  of any contingent deferred sales load that may be applicable to a particular period.

Adjusted Historical Portfolio Performance Data

We may also disclose "historical"  performance data for a portfolio, for periods
before  the  variable  sub-account   commenced   operations.   Such  performance
information will be calculated based on the performance of the portfolio and the assumption  that the  sub-account was in existence for the same periods as those indicated  for the  portfolio,  with a level of contract  charges  currently  in effect.

This type of adjusted  historical  performance  data may be disclosed on both an average annual total return and a cumulative  total return basis.  Moreover,  it may be disclosed  assuming that the contract is not surrendered  (i.e.,  with no deduction for the contingent deferred sales load) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales load).

Other Performance Data

We may from  time to time  also  disclose  average  annual  total  returns  in a non-standard  format in  conjunction  with the  standard  described  above.  The non-standard  format will be identical to the  standard  format  except that the contingent deferred sales load percentage will be assumed to be 0%.

We may from time to time also disclose  cumulative  total returns in conjunction with the  standard  format  described  above.  The  cumulative  returns  will be calculated  using the following  formula  assuming that the contingent  deferred sales load percentage will be 0%.

     CTR = {ERV/P}- 1

     Where:

          CTR  = the  cumulative  total  return  net  of  sub-account  recurring charges for the period.
          ERV  = ending redeemable value of a hypothetical $1,000 payment at the beginning of the one, five, or ten-year  period at the end of the one,  five,  or  ten-year  period (or  fractional  portion of the period).
          P    = a hypothetical initial payment of $1,000.

All  non-standard  performance  data  will be  advertised  only if the  standard performance data is also disclosed.

HISTORICAL PERFORMANCE DATA

General Limitations

The figures below  represent past  performance  and are not indicative of future
performance.   The  figures  may  reflect  the  waiver  of  advisory   fees  and
reimbursement of other expenses which may not continue in the future.

Portfolio  information,  including historical daily net asset values and capital gains and dividends distributions regarding each portfolio, has been provided by that portfolio.  The adjusted historical sub-account performance data is derived from the  data  provided  by the  portfolios.  We have no  reason  to doubt  the accuracy of the figures  provided by the portfolios.  We have not verified these figures.

Historical Performance Data

The  charts  below  show  historical  performance  data  for  the  sub-accounts, including  adjusted  historical  performance for the periods prior to the August
15,  2000  inception  of  the  sub-accounts,  based  on the  performance  of the corresponding  portfolios  since their  inception  date, with a level of charges equal to those currently  assessed under the contract.  These figures are not an indication of the future performance of the sub-accounts.  The date next to each sub-account  name  indicates  the  date  of  commencement  of  operation  of the corresponding portfolio.

Notes:

1.   On September 16, 1994, an investment company which had commenced operations on August 1,  1988,  called  Quest for Value  Accumulation  Trust (the "Old
     Trust") was effectively  divided into two investment  funds - The Old Trust and the present OCC Accumulation  Trust (the "Present Trust") at which time the Present Trust commenced  operations.  The total net assets of the Small
     Cap Portfolio  immediately  after the transaction were  $139,812,573 in the
     Old Trust and  $8,129,274  in the Present  Trust.  For the period  prior to
     September 16, 1994, the performance  figures for the Small Cap Portfolio of the Present Trust reflect the performance of the Small Cap Portfolio of the
     Old Trust.

2.   The Growth Portfolio of the Transamerica  Variable Insurance Fund, Inc., is
     the successor to Separate  Account Fund C of  Transamerica  Occidental Life
     Insurance  Company,  a  management   investment  company  funding  variable
     annuities,  through a reorganization on November 1, 1996. Accordingly,  the performance  data  for  the  Transamerica  VIF  Growth  Portfolio  includes performance of its predecessor.

3.   The Portfolios'  Service Shares commenced  operations on December 31, 1999.
     The returns for Service  Shares of the  Portfolios  reflect the  historical performance of a different class of shares (the Institutional Shares) prior to December 31, 1999,  restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

Historical Performance Data Charts

1.   Average Annual Total Returns - Assuming surrender but no optional Rider

2.   Average  Annual  Total  Returns -  Assuming  surrender  and the  Guaranteed
     Minimum Income Benefit Rider

3.   Average Annual Total Returns - Assuming no surrender or optional Rider

4.   Average  Annual Total  Returns - Assuming no surrender but  reflecting  the
     Guaranteed Minimum Income Benefit Rider

5.   Cumulative Total Returns - Assuming surrender but no optional Rider

6.   Cumulative  Total Returns - Assuming  surrender and the Guaranteed  Minimum
     Income Benefit Rider

7.   Cumulative Total Returns - Assuming no surrender or optional Rider

8.   Cumulative  Total  Returns -  Assuming  no  surrender  but  reflecting  the
     Guaranteed Minimum Income Benefit Rider

1.   Average  Annual Total Returns - Assuming  surrender but no optional  Rider, for periods since inception of the portfolio, including adjusted historical performance,  for each  sub-account  are as follows.  These figures include mortality and expense  charges of 1.60% per annum,  administrative  expense charge  of  0.15%  per  annum,  an  account  fee of $25 per  annum  and the applicable  contingent  deferred  sales  load  (maximum  of 9% of  purchase payments) and do not reflect any fee deduction for the optional Rider.

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
                SUB-ACCOUNT                     For the        For the        For the        For the      For the period from
           (date of commencement                1-year         3-year      5-year period     10-year        commencement of
              of operation of                period ending     period          ending         period     portfolio operations
         corresponding portfolio)              12/31/99        ending         12/31/99        ending          to 12/31/99
                                                              12/31/99                       12/31/99
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Alger American Income & Growth (11/15/88)       31.80%         27.33%          25.18%         16.79%            15.58%
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Alliance VP Growth & Income                       NA             NA              NA             NA                NA
- Class B (6/1/99)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Alliance VP Premier Growth                        NA             NA              NA             NA                NA
- Class B (7/14/99)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Dreyfus VIF Appreciation                         1.35%         13.52%          17.85%           NA              17.68%
(4/5/93)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Dreyfus VIF Small Cap                           12.84%          2.34%          8.44%            NA              33.21%
(8/31/90)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Janus Aspen Series Balanced                     16.38%         18.13%          17.04%           NA              18.20%
- Service Shares (9/13/93) (3)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Janus Aspen Series  Worldwide Growth            53.42%         27.67%          25.80%           NA              27.19%
- Service Shares (9/13/93) (3)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
MFS VIT Emerging Growth                         65.47%         32.69%            NA             NA              33.49%
(7/24/95)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
MFS VIT Growth w/ Income                        -3.33%          9.86%            NA             NA              18.18%
(10/9/95)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
MFS VIT Research                                13.72%         13.15%            NA             NA              19.97%
(7/26/95)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
MS UIF Emerging Markets Equity (10/1/96)        84.11%          4.92%            NA             NA               8.46%
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
MS UIF Fixed Income                             -11.51%          NA              NA             NA               1.08%
(1/2/97)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
MS UIF High Yield                               -2.93%           NA              NA             NA               4.30%
(1/2/97)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
MS UIF International                            14.84%           NA              NA             NA               9.55%
Magnum (1/2/97)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
OCC Accumulation Trust                          -5.00%          2.01%          12.15%         14.51%            15.57%
Managed (8/1/88)(1)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
OCC Accumulation Trust                          -11.71%        -6.09%          0.99%          9.11%              9.47%
Small Cap (8/1/88) (1)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
PIMCO VIT StocksPLUS Growth & Income             9.59%           NA              NA             NA              19.31%
(1/2/98)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Transamerica VIF Growth                         27.22%         32.73%          33.57%         24.53%              NA
(2/26/69) (2)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Transamerica VIF Money                          -5.36%           NA              NA             NA              -1.12%
Market (1/2/98)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

2.   Average  Annual  Total  Returns - Assuming  surrender  and  reflecting  the optional  Guaranteed  Minimum  Income  Benefit  Rider,  for  periods  since inception of the portfolio,  including adjusted historical performance, for each  sub-account  are as follows.  These  figures  include  mortality  and expense charges of 1.60% per annum,  administrative expense charge of 0.15%
     per annum,  an  account  fee of $25 per annum,  the  applicable  contingent deferred  sales load  (maximum 9% of purchase  payments)  and the  optional
     Guaranteed Minimum Income Benefit Rider fee of 0.35% per annum.

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
                SUB-ACCOUNT                     For the        For the        For the        For the      For the period from
           (date of commencement                1-year         3-year      5-year period     10-year        commencement of
              of operation of                period ending     period          ending         period     portfolio operations
         corresponding portfolio)              12/31/99        ending         12/31/99        ending          to 12/31/99
                                                              12/31/99                       12/31/99
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Alger American Income & Growth (11/15/88)       31.31%         32.71%          29.75%         16.38%            15.18%
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Alliance VP Growth & Income                       NA             NA              NA             NA                NA
- Class B (6/1/99)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Alliance VP Premier Growth                        NA             NA              NA             NA                NA
- Class B (7/14/99)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Dreyfus VIF Appreciation                         0.96%         18.62%          22.34%           NA              17.26%
(4/5/93)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Dreyfus VIF Small Cap                           12.41%          7.11%          12.78%           NA              32.74%
(8/31/90)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Janus Aspen Series Balanced                     15.95%         23.33%          21.52%           NA              17.78%
- Service Shares (9/13/93) (3)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Janus Aspen Series  Worldwide Growth            52.85%         33.05%          30.37%           NA              26.75%
- Service Shares (9/13/93) (3)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
MFS VIT Emerging Growth                         64.86%         38.16%            NA             NA              33.01%
(7/24/95)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
MFS VIT Growth w/ Income                        -3.70%         14.86%            NA             NA              17.75%
(10/9/95)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
MFS VIT Research                                13.29%         18.24%            NA             NA              19.54%
(7/26/95)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
MS UIF Emerging Markets Equity (10/1/96)        83.44%          9.77%            NA             NA               8.06%
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
MS UIF Fixed Income                             -11.85%          NA              NA             NA               0.70%
(1/2/97)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
MS UIF High Yield                               -3.30%           NA              NA             NA               3.91%
(1/2/97)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
MS UIF International                            14.41%           NA              NA             NA               9.14%
Magnum (1/2/97)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
OCC Accumulation Trust                          -5.36%          6.76%          16.56%         14.10%            15.17%
Managed (8/1/88)(1)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
OCC Accumulation Trust                          -12.05%        -1.67%          5.15%          8.73%              9.08%
Small Cap (8/1/88) (1)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
PIMCO VIT StocksPLUS Growth & Income             9.18%           NA              NA             NA              18.87%
(1/2/98)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Transamerica VIF Growth                         26.75%         38.19%          38.19%         24.09%              NA
(2/26/69) (2)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Transamerica VIF Money                          -5.72%           NA              NA             NA              -1.50%
Market (1/2/98)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

3.   Average  Annual Total  Returns - Assuming no  surrender or optional  Rider, non-standard  average  annual total returns for periods since  inception of
     the  portfolio,   including  adjusted  historical  performance,   for  each
     sub-account  are as follows.  These figures  include  mortality and expense charges  of 1.60% per  annum,  administrative  expense  charge of 0.15% per annum  and an  account  fee of  $25  per  annum,  but  do not  reflect  any applicable  contingent  deferred  sales  load  (maximum  of 9% of  purchase payments) and do not reflect any fee deduction for the optional Rider.

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
                SUB-ACCOUNT                     For the        For the        For the        For the      For the period from
           (date of commencement                1-year         3-year      5-year period     10-year        commencement of
              of operation of                period ending     period          ending         period     portfolio operations
         corresponding portfolio)              12/31/99        ending         12/31/99        ending          to 12/31/99
                                                              12/31/99                       12/31/99
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Alger American Income & Growth (11/15/88)       39.90%         34.53%          30.58%         16.79%            15.58%
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Alliance VP Growth & Income                       NA             NA              NA             NA                NA
- Class B (6/1/99)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Alliance VP Premier Growth                        NA             NA              NA             NA                NA
- Class B (7/14/99)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Dreyfus VIF Appreciation                         9.45%         20.72%          23.25%           NA              17.89%
(4/5/93)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Dreyfus VIF Small Cap                           20.94%          9.54%          13.84%           NA              33.21%
(8/31/90)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Janus Aspen Series Balanced                     24.48%         25.33%          22.44%           NA              18.43%
- Service Shares (9/13/93) (3)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Janus Aspen Series  Worldwide Growth            61.52%         34.87%          31.20%           NA              27.35%
- Service Shares (9/13/93) (3)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
MFS VIT Emerging Growth                         73.57%         39.89%            NA             NA              33.93%
(7/24/95)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
MFS VIT Growth w/ Income                         4.77%         17.06%            NA             NA              18.91%
(10/9/95)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
MFS VIT Research                                21.82%         20.35%            NA             NA              20.62%
(7/26/95)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
MS UIF Emerging Markets Equity (10/1/96)        92.21%         12.12%            NA             NA              10.27%
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
MS UIF Fixed Income                             -3.41%           NA              NA             NA               3.38%
(1/2/97)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
MS UIF High Yield                                5.17%           NA              NA             NA               6.47%
(1/2/97)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
MS UIF International                            22.94%           NA              NA             NA              11.51%
Magnum (1/2/97)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
OCC Accumulation Trust                           3.10%          9.21%          17.55%         14.51%            15.57%
Managed (8/1/88)(1)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
OCC Accumulation Trust                          -3.61%          1.11%          6.39%          9.11%              9.47%
Small Cap (8/1/88) (1)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
PIMCO VIT StocksPLUS Growth & Income            17.69%           NA              NA             NA              22.67%
(1/2/98)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Transamerica VIF Growth                         35.32%         39.93%          38.97%         24.53%              NA
(2/26/69) (2)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Transamerica VIF Money                           2.74%           NA              NA             NA               2.90%
Market (1/2/98)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

4.   Average  Annual Total  Returns - Assuming no surrender but  reflecting  the optional  Guaranteed  Minimum Income Benefit  Rider,  non-standard  average annual  total  returns  for  periods  since  inception  of  the  portfolio, including  adjusted  historical  performance,  for each  sub-account are as follows.  These figures include  mortality and expense charges of 1.60% per annum, administrative expense charge of 0.15% per annum and, an account fee of $25 per annum,  but do not reflect any  applicable  contingent  deferred sales load (maximum 9% of purchase payments).  They do reflect deduction of the fee for the optional  Guaranteed  Minimum  Income  Benefit Rider fee of
     0.35% per annum.

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
                SUB-ACCOUNT                     For the        For the        For the        For the      For the period from
           (date of commencement                1-year         3-year      5-year period     10-year        commencement of
              of operation of                period ending     period          ending         period     portfolio operations
         corresponding portfolio)              12/31/99        ending         12/31/99        ending          to 12/31/99
                                                              12/31/99                       12/31/99
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
-------------------------------------------------------------------------------------------------------------------------------
Alger American Income & Growth (11/15/88)       39.41%         34.06%         30.12%         16.38%             15.18%
-------------------------------------------------------------------------------------------------------------------------------
Alliance VP Growth & Income                       NA             NA             NA             NA                 NA
- Class B (6/1/99)
-------------------------------------------------------------------------------------------------------------------------------
Alliance VP Premier Growth                        NA             NA             NA             NA                 NA
- Class B (7/14/99)
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation                        9.06%          20.30%         22.82%           NA               17.48%
(4/5/93)
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap                           20.51%         9.16%          13.44%           NA               32.74%
(8/31/90)
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced                     24.05%         24.89%         22.01%           NA               18.02%
- Service Shares (9/13/93) (3)
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series  Worldwide Growth            60.95%         34.40%         30.74%           NA               26.91%
- Service Shares (9/13/93) (3)
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth                         72.96%         39.40%           NA             NA               33.47%
(7/24/95)
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth w/ Income                        4.40%          16.65%           NA             NA               18.50%
(10/9/95)
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research                                21.39%         19.93%           NA             NA               20.20%
(7/26/95)
-------------------------------------------------------------------------------------------------------------------------------
MS UIF Emerging Markets Equity (10/1/96)        91.54%         11.72%           NA             NA               9.89%
-------------------------------------------------------------------------------------------------------------------------------
MS UIF Fixed Income                             -3.75%           NA             NA             NA               3.02%
(1/2/97)
-------------------------------------------------------------------------------------------------------------------------------
MS UIF High Yield                               4.80%            NA             NA             NA               6.09%
(1/2/97)
-------------------------------------------------------------------------------------------------------------------------------
MS UIF International                            22.51%           NA             NA             NA               11.12%
Magnum (1/2/97)
-------------------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust                          2.74%          8.82%          17.14%         14.10%             15.17%
Managed (8/1/88)(1)
-------------------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust                          -3.95%         0.75%           6.02%          8.73%             9.08%
Small Cap (8/1/88) (1)
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS Growth & Income            17.28%           NA             NA             NA               22.24%
(1/2/98)
-------------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth                         34.85%         39.44%         38.48%         24.09%               NA
(2/26/69) (2)
-------------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Money                          2.38%            NA             NA             NA               2.54%
Market (1/2/98)
-------------------------------------------------------------------------------------------------------------------------------

5.   Cumulative  Total Returns - for periods since  inception of the  portfolio, including  adjusted  historical  performance,  for each  sub-account are as follows.  These figures include mortality and expenses charges of 1.60% per annum, administrative expenses charge of 0.15% per annum, an account fee of
     $25 per annum and the applicable contingent deferred sales load (maximum of
     9% of  purchase  payments)  and do not reflect  any fee  deduction  for the optional Rider.

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
                SUB-ACCOUNT                     For the        For the                       For the      For the period from
           (date of commencement                1-year         3-year         For the        10-year        commencement of
              of operation of                period ending     period      5-year period      period     portfolio operations
         corresponding portfolio)              12/31/99        ending          ending         ending          to 12/31/99
                                                              12/31/99        12/31/99       12/31/99
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
-------------------------------------------------------------------------------------------------------------------------------
Alger American Income & Growth (11/15/88)       31.80%        136.25%         274.28%        372.02%           401.40%
-------------------------------------------------------------------------------------------------------------------------------
Alliance VP Growth & Income                       NA             NA             NA             NA                 NA
- Class B (6/1/99)
-------------------------------------------------------------------------------------------------------------------------------
Alliance VP Premier Growth                        NA             NA             NA             NA                 NA
- Class B (7/14/99)
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation                        1.35%          68.73%         179.03%          NA              199.79%
(4/5/93)
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap                           12.84%         24.25%         85.81%           NA              1356.86%
(8/31/90)
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced                     16.38%         89.64%         169.79%          NA              186.94%
- Service Shares (9/13/93) (3)
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series  Worldwide Growth            53.42%        138.11%         283.40%          NA              355.59%
- Service Shares (9/13/93) (3)
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth                         65.47%        166.57%           NA             NA              259.14%
(7/24/95)
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth w/ Income                        -3.33%         53.21%           NA             NA              100.98%
(10/9/95)
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research                                13.72%         67.12%           NA             NA              122.60%
(7/26/95)
-------------------------------------------------------------------------------------------------------------------------------
MS UIF Emerging Markets Equity (10/1/96)        84.11%         33.73%           NA             NA               30.23%
-------------------------------------------------------------------------------------------------------------------------------
MS UIF Fixed Income                            -11.51%           NA             NA             NA               2.38%
(1/2/97)
-------------------------------------------------------------------------------------------------------------------------------
MS UIF High Yield                               -2.93%           NA             NA             NA               12.56%
(1/2/97)
-------------------------------------------------------------------------------------------------------------------------------
MS UIF International                            14.84%           NA             NA             NA               30.53%
Magnum (1/2/97)
-------------------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust                          -5.00%         23.04%         119.05%        287.49%           422.61%
Managed (8/1/88)(1)
-------------------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust                         -11.71%         -3.85%         30.93%         139.15%           181.06%
Small Cap (8/1/88) (1)
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS Growth & Income            9.59%            NA             NA             NA               42.29%
(1/2/98)
-------------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth                         27.22%        166.77%         412.89%        796.83%             N/A
(2/26/69) (2)
-------------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Money                          -5.36%           NA             NA             NA               -2.23%
Market (1/2/98)
-------------------------------------------------------------------------------------------------------------------------------

6.   Cumulative Total Returns - Assuming  surrender and the optional  Guaranteed
     Minimum Income Benefit Rider, for periods since inception of the portfolio, including  adjusted  historical  performance,  for each  sub-account are as follows.  These figures include  mortality and expense charges of 1.60% per annum,  administrative expense charge of 0.15% per annum, an account fee of
     $25 per annum, the applicable contingent deferred sales load (maximum 9% of purchase payments) and the optional Guaranteed Minimum Income Benefit Rider fee of 0.35% per annum.

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
                SUB-ACCOUNT                   For the 1-       For the        For the        For the      For the period from
           (date of commencement              year period      3-year      5-year period     10-year        commencement of
              of operation of                   ending         period          ending         period     portfolio operations
         corresponding portfolio)              12/31/99        ending         12/31/99        ending          to 12/31/99
                                                              12/31/99                       12/31/99
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
-------------------------------------------------------------------------------------------------------------------------------
Alger American Income & Growth (11/15/88)       31.31%        133.71%         267.67%        355.74%           382.20%
-------------------------------------------------------------------------------------------------------------------------------
Alliance VP Growth & Income                       NA             NA             NA             NA                 NA
- Class B (6/1/99)
-------------------------------------------------------------------------------------------------------------------------------
Alliance VP Premier Growth                        NA             NA             NA             NA                 NA
- Class B (7/14/99)
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation                        0.96%          66.89%         174.08%          NA              192.77%
(4/5/93)
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap                           12.41%         22.88%         82.48%           NA              1309.92%
(8/31/90)
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced                     15.95%         87.58%         165.00%          NA              180.58%
- Service Shares (9/13/93) (3)
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series  Worldwide Growth            52.85%        135.55%         276.64%          NA              345.56%
- Service Shares (9/13/93) (3)
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth                         64.86%        163.71%           NA             NA              253.48%
(7/24/95)
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth w/ Income                        -3.70%         51.53%           NA             NA               97.91%
(10/9/95)
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research                                13.29%         65.29%           NA             NA              119.05%
(7/26/95)
-------------------------------------------------------------------------------------------------------------------------------
MS UIF Emerging Markets Equity (10/1/96)        83.44%         32.26%           NA             NA               28.68%
-------------------------------------------------------------------------------------------------------------------------------
MS UIF Fixed Income                            -11.85%           NA             NA             NA               1.22%
(1/2/97)
-------------------------------------------------------------------------------------------------------------------------------
MS UIF High Yield                               -3.30%           NA             NA             NA               11.30%
(1/2/97)
-------------------------------------------------------------------------------------------------------------------------------
MS UIF International                            14.41%           NA             NA             NA               29.08%
Magnum (1/2/97)
-------------------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust                          -5.36%         21.68%         115.15%        274.13%           402.09%
Managed (8/1/88)(1)
-------------------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust                         -12.05%         -4.93%         28.56%         130.90%           170.02%
Small Cap (8/1/88) (1)
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS Growth & Income            9.18%            NA             NA             NA               41.23%
(1/2/98)
-------------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth                         26.75%        163.90%         403.88%        765.92%              NA
(2/26/69) (2)
-------------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Money                          -5.72%           NA             NA             NA               -2.97%
Market (1/2/98)
-------------------------------------------------------------------------------------------------------------------------------

7.   Cumulative  Total  Returns -  Assuming  no  surrender  or  optional  Rider, non-standard  cumulative  total returns for periods since  inception of the portfolio,  including adjusted historical performance, for each sub-account are as follow. These figures include mortality and expense charges of 1.60%
     per annum,  administrative expense charge of 0.15% per annum and an account fee of $25 per annum but do not reflect any applicable  contingent deferred sales load (maximum of 9% of purchase  payments) and do not reflect any fee deduction for the optional Rider.

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
                SUB-ACCOUNT                   For the 1-       For the        For the        For the      For the period from
           (date of commencement              year period      3-year      5-year period     10-year        commencement of
              of operation of                   ending         period          ending         period     portfolio operations
         corresponding portfolio)              12/31/99        ending         12/31/99        ending          to 12/31/99
                                                              12/31/99                       12/31/99
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
-------------------------------------------------------------------------------------------------------------------------------
Alger American Income & Growth (11/15/88)       39.90%        143.45%         279.68%        372.02%           401.40%
-------------------------------------------------------------------------------------------------------------------------------
Alliance VP Growth & Income                       NA             NA             NA             NA                 NA
- Class B (6/1/99)
-------------------------------------------------------------------------------------------------------------------------------
Alliance VP Premier Growth                        NA             NA             NA             NA                 NA
- Class B (7/14/99)
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation                        9.45%          75.93%         184.43%          NA              203.39%
(4/5/93)
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap                           20.94%         31.45%         91.21%           NA              1356.86%
(8/31/90)
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced                     24.48%         96.84%         175.19%          NA              190.54%
- Service Shares (9/13/93) (3)
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series  Worldwide Growth            61.52%        145.31%         288.80%          NA              359.19%
- Service Shares (9/13/93) (3)
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth                         73.57%        173.77%           NA             NA              266.34%
(7/24/95)
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth w/ Income                        4.77%          60.41%           NA             NA              108.18%
(10/9/95)
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research                                21.82%         74.32%           NA             NA              129.80%
(7/26/95)
-------------------------------------------------------------------------------------------------------------------------------
MS UIF Emerging Markets Equity (10/1/96)        92.21%         40.93%           NA             NA               37.43%
-------------------------------------------------------------------------------------------------------------------------------
MS UIF Fixed Income                             -3.41%           NA             NA             NA               10.48%
(1/2/97)
-------------------------------------------------------------------------------------------------------------------------------
MS UIF High Yield                               5.17%            NA             NA             NA               20.66%
(1/2/97)
-------------------------------------------------------------------------------------------------------------------------------
MS UIF International                            22.94%           NA             NA             NA               38.63%
Magnum (1/2/97)
-------------------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust                          3.10%          30.24%         124.45%        287.49%           422.61%
Managed (8/1/88)(1)
-------------------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust                          -3.61%         3.35%          36.33%         139.15%           181.06%
Small Cap (8/1/88) (1)
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS Growth & Income            17.69%           NA             NA             NA               50.39%
(1/2/98)
-------------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth                         35.32%        173.97%         418.29%        796.83%              NA
(2/26/69) (2)
-------------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Money                          2.74%            NA             NA             NA               5.87%
Market (1/2/98)
-------------------------------------------------------------------------------------------------------------------------------

8.   Cumulative  Total  Returns -  Assuming  no  surrender  but  reflecting  the optional Guaranteed Minimum Income Benefit Rider,  non-standard  cumulative total  returns for periods  since  inception  of the  portfolio,  including adjusted historical performance,  for each sub-account are as follow. These
     figures  include   mortality  and  expense  charges  of  1.60%  per  annum,
     administrative  expense charge of 0.15% per annum and an account fee of $25 per annum, but do not reflect any applicable contingent deferred sales load
     (maximum 9% of purchase  payments).  They do reflect  deductions of the fee for the optional  Guaranteed  Minimum Income Benefit Rider fee of 0.35% per
     annum.

-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
                SUB-ACCOUNT                     For the        For the        For the        For the      For the period from
           (date of commencement                1-year         3-year      5-year period     10-year        commencement of
              of operation of                period ending     period          ending         period     portfolio operations
         corresponding portfolio)              12/31/99        ending         12/31/99        ending          to 12/31/99
                                                              12/31/99                       12/31/99
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Alger American Income & Growth (11/15/88)       39.41%         140.91%        273.07%        355.74%            382.20%
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Alliance VP Growth & Income                       NA             NA              NA             NA                NA
- Class B (6/1/99)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Alliance VP Premier Growth                        NA             NA              NA             NA                NA
- Class B (7/14/99)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Dreyfus VIF Appreciation                         9.06%         74.09%         179.48%           NA              196.37%
(4/5/93)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Dreyfus VIF Small Cap                           20.51%         30.08%          87.88%           NA             1309.92%
(8/31/90)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Janus Aspen Series Balanced                     24.05%         94.78%         170.40%           NA              184.18%
- Service Shares (9/13/93) (3)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Janus Aspen Series  Worldwide Growth            60.95%         142.75%        282.04%           NA              349.16%
- Service Shares (9/13/93) (3)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
MFS VIT Emerging Growth                         72.96%         170.91%           NA             NA              260.68%
(7/24/95)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
MFS VIT Growth w/ Income                         4.40%         58.73%            NA             NA              105.11%
(10/9/95)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
MFS VIT Research                                21.39%         72.49%            NA             NA              126.25%
(7/26/95)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
MS UIF Emerging Markets Equity (10/1/96)        91.54%         39.46%            NA             NA              35.88%
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
MS UIF Fixed Income                             -3.75%           NA              NA             NA               9.32%
(1/2/97)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
MS UIF High Yield                                4.80%           NA              NA             NA              19.40%
(1/2/97)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
MS UIF International                            22.51%           NA              NA             NA              37.18%
Magnum (1/2/97)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
OCC Accumulation Trust                           2.74%         28.88%         120.55%        274.13%            402.09%
Managed (8/1/88)(1)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
OCC Accumulation Trust                          -3.95%          2.27%          33.96%        130.90%            170.02%
Small Cap (8/1/88) (1)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
PIMCO VIT StocksPLUS Growth & Income            17.28%           NA              NA             NA              49.33%
(1/2/98)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Transamerica VIF Growth                         34.85%         171.10%        409.28%        765.92%              NA
(2/26/69) (2)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------
Transamerica VIF Money                           2.38%           NA              NA             NA               5.13%
Market (1/2/98)
-------------------------------------------- -------------- -------------- --------------- ------------- ----------------------

DISTRIBUTION OF THE CONTRACT

Transamerica  Securities Sales Corporation ("TSSC") is principal  underwriter of the contracts under a Distribution  Agreement with  Transamerica.  TSSC may also serve as principal underwriter and distributor of other contracts issued through the variable  account and certain other separate  accounts of  Transamerica  and affiliates  of  Transamerica.  TSSC is an indirect  wholly-owned  subsidiary  of
Transamerica Corporation, a subsidiary of AEGON N.V. TSSC is registered with the
Commission as a  broker-dealer  and is a member of the National  Association  of
Securities  Dealers,  Inc.  ("NASD").  Transamerica  pays TSSC for acting as the principal underwriter under a distribution agreement.

TSSC has entered  into sales  agreements  with other  broker-dealers  to solicit applications  for  the  contracts  through  registered  representatives  who are licensed to sell securities and variable  insurance  products.  These agreements provide that  applications  for the  contracts  may be  solicited by  registered representatives  of the  broker-dealers  appointed by  Transamerica  to sell its variable  life  insurance  and  variable  annuities.  These  broker-dealers  are registered  with the  Commission  and are  members of the NASD.  The  registered representatives  are  authorized  under  applicable  state  regulations  to sell variable life insurance and variable annuities.

Under the agreements,  applications for contracts will be sold by broker-dealers which will receive compensation as described in the prospectus.

The  offering of the  contracts is expected to be  continuous  and TSSC does not anticipate  discontinuing the offering of the contracts.  However, TSSC reserves the right to discontinue the offering of the contracts.

Separate Account VA-8 did not begin operations until August 15, 2000. Therefore, no  commissions  were paid  during  fiscal year 1999 to TSSC as  underwriter  of
Separate Account VA-8. Under the sales agreements,  TSSC will pay broker-dealers compensation based on a percentage of each purchase payment. This percentage may be  up to  9%  and  in  certain  situations  additional  amounts  for  marketing allowances,  production  bonuses,  service fees, sales awards and meetings,  and asset based trailer commissions may be paid.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

Title to assets of the variable account is held by  Transamerica.  The assets of the  variable  account are kept  separate  and apart from  Transamerica  general account  assets.  Records are  maintained of all purchases  and  redemptions  of portfolio shares held by each of the sub-accounts.

STATE REGULATION

We are subject to the insurance laws and  regulations of all the states where we are  licensed  to  operate.  The  availability  of certain  contract  rights and provisions  depends on state approval and/or filing and review processes.  Where required by state law or regulation, the contract will be modified accordingly.

RECORDS AND REPORTS

All records and accounts  relating to the variable account will be maintained by us or by our Service Office. As presently required by the provisions of the 1940
Act  and  regulations  promulgated  thereunder  which  pertain  to the  variable account,  reports  containing such information as may be required under the 1940
Act  or  by  other   applicable  law  or  regulation  will  be  sent  to  owners semi-annually at their last known address of record.

FINANCIAL STATEMENTS

The  variable  account  had  not  begun  operations  as of  December  31,  1999.
Therefore,  no financial statements of the variable account are included in this
Statement of Additional Information.

The  financial  statements  for  Transamerica  included  in  this  Statement  of
Additional  Information  should be considered  only as bearing on our ability to meet our  obligations  under the  contracts.  They should not be  considered  as bearing on the investment performance of the assets in the variable account.

APPENDIX

         Accumulation Transfer Formula

          Transfers  after the annuity  date are  implemented  according  to the following formulas:

          (1) Determine the number of units to be transferred  from the variable sub-account as follows: = AT/AUV1

          (2) Determine the number of variable  accumulation  units remaining in such variable sub-account (after the transfer): = UNIT1 AT/AUV1

          (3)  Determine  the  number  of  variable  accumulation  units  in the transferee  variable  sub-account  (after  the  transfer):  =  UNIT2 +
          AT/AUV2

          (4) Subsequent variable accumulation payments will reflect the changes in variable  accumulation units in each variable sub-account as of the next variable accumulation payment's due date.

         Where:

          (AUV1)  is the  variable  accumulation  unit  value  of  the  variable sub-account  that the transfer is being made from as of the end of the valuation period in which the transfer request was received.

          (AUV2)  is the  variable  accumulation  unit  value  of  the  variable sub-account  that the  transfer  is being made to as of the end of the valuation period in which the transfer request was received.

          (UNIT1) is the number of variable  accumulation  units in the variable sub-account that the transfer is being made from, before the transfer.

          (UNIT2) is the number of variable  accumulation  units in the variable sub-account that the transfer is being made to, before the transfer.

          (AT)  is  the  dollar  amount  being  transferred  from  the  variable sub-account.

Ernst & Young, LLP
725 S. Figueroa Street
Los Angeles, CA  90017-54188

213-977-3200

                                          Report of Independent Auditors

           The Board of Directors
           Transamerica Life Insurance and Annuity Company

           We have audited the  accompanying  statutory-basis  balance  sheets of  Transamerica  Life Insurance and
           Annuity  Company as of  December  31,  1999 and 1998,  and the  related  statutory-basis  statements  of operations,  changes in capital  and  surplus,  and cash flow for each of the three  years in the period ended December 31, 1999. Our audits also included the accompanying  statutory-basis  financial schedules
           required  by  Article  7  of  Regulation  S-X.  These   financial   statements  and  schedules  are  the
           responsibility  of the  Company s  management.  Our  responsibility  is to  express  an opinion on these financial statements based on our audits.

           We conducted our audits in accordance with auditing  standards  generally accepted in the United States.
           Those  standards  require  that we plan and  perform  the audit to  obtain  reasonable  assurance  about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis, evidence supporting the amounts and disclosures in the financial  statements.  An audit also includes  assessing the accounting  principles  used and  significant  estimates made by management,  as well as evaluating the overall financial  statement  presentation.  We believe that our audits provide a reasonable basis for our opinion.

           As described in Note 1 to the financial  statements,  the Company  presents its financial  statements in conformity  with  accounting  practices  prescribed  or permitted by the North  Carolina  Department  of
           Insurance,  which practices differ from accounting  principles  generally accepted in the United States.
           The variances between such practices and accounting  principles  generally accepted in the United States also are  described  in Note 1. The  effects on the  financial  statements  of these  variances  are not reasonably determinable but are presumed to be material.

           In our  opinion,  because of the  effects of the  matters  described  in the  preceding  paragraph,  the financial  statements referred to above do not present fairly, in conformity with accounting  principles generally  accepted in the United  States,  the financial  position of  Transamerica  Life Insurance and
           Annuity  Company at December 31, 1999 and 1998,  or the results of its  operations or its cash flows for each of the three years in the period ended December 31, 1999.

           However,  in our opinion,  the financial  statements  referred to above present fairly,  in all material respects,  the financial  position of  Transamerica  Life Insurance and Annuity  Company at December 31,
           1999 and 1998,  and the results of its  operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting  practices  prescribed or permitted by the
           North  Carolina  Department  of  Insurance.  Also,  in our  opinion,  the  related  financial  statement schedules,  when considered in relation to the basic  statutory-basis  financial  statements  taken as a whole, present fairly in all material respects the information set forth therein.

           /s/Ernst & Young, LLP

           March 31, 2000
FINANCIAL STATEMENTS - STATUTORY BASIS
Transamerica Life Insurance and Annuity Company
Years ended December 31, 1999, 1998 and 1997
with Report of Independent Auditors

Transamerica Life Insurance and Annuity Company
Financial Statements - Statutory Basis
Years ended December 31, 1999, 1998 and 1997

                                                               Contents

Report of Independent Auditors..........................................................................1

Audited Financial Statements

Statutory Basis Financial Statement Schedules

Summary of Investments - Other Than Investments in Related Parties -

Report of Independent Auditors The Board of Directors Transamerica Life Insurance and Annuity Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance and Annuity Company as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 1999. Our audits also included the accompanying statutory-basis financial schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the North Carolina Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Life Insurance and Annuity Company at December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance and Annuity Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting practices prescribed or permitted by the North Carolina Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

March 31, 2000
                                            Transamerica Life Insurance and Annuity Company

                                                   Balance Sheets - Statutory Basis

                                           (Dollars in thousands, except per share amounts)

                                                                                  December 31
                                                                            1999              1998
                                                                     --------------------------------------
Admitted assets
Cash and invested assets:
   Bonds                                                              $     12,569,942  $     12,316,491
   Preferred stocks-unaffiliated                                               153,263           118,440
   Common stocks-unaffiliated                                                  198,562           108,401
   Common stock-subsidiaries                                                   120,319           112,957
   Mortgage loans on real estate                                               406,037           364,453
   Policy loans                                                                  9,508            10,036
   Cash and short-term investments                                             367,023           414,787
   Other investments                                                           221,601           136,610
                                                                     --------------------------------------
Total cash and invested assets                                              14,046,255        13,582,175

Accrued investment income                                                      202,664           172,788
Deferred and uncollected premiums                                                1,909             4,919

Commissions and expense allowances due                                           2,205             8,236

Other admitted assets                                                           14,014            21,936

Separate account assets                                                      6,118,265         4,575,184
                                                                     --------------------------------------
Total admitted assets                                                 $     20,385,312  $     18,365,238
                                                                     ======================================

8

                                                                                  December 31
                                                                            1999              1998
                                                                     --------------------------------------
Liabilities and capital and surplus
Liabilities:
   Reserves for future policy benefits                                $      9,221,606  $      8,084,356
   Premiums and other deposit funds                                          1,211,802         2,013,253
   Funding agreements                                                        2,670,635         2,355,990
   Other                                                                         1,824             2,278
   Accounts payable and other liabilities                                      139,395           285,876
   Asset valuation reserve                                                     214,753           177,794
   Interest maintenance reserve                                                 28,192            39,678
   Separate account liabilities                                              6,099,996         4,575,184
                                                                     --------------------------------------
Total liabilities                                                           19,588,203        17,534,409

Capital and surplus:
   Common Stock ($100 par value):
     Authorized shares - 50,000
     Issued and outstanding shares - 25,000 in 1999
       and 15,300 in 1998                                                        2,500             1,530
   Contributed surplus                                                         228,816           228,816
   Unassigned surplus                                                          565,793           600,483
                                                                     --------------------------------------
Total capital and surplus                                                      797,109           830,829
                                                                     --------------------------------------
Total liabilities and capital and surplus                              $    20,385,312   $    18,365,238
                                                                     ======================================

See accompanying notes.

                                            Transamerica Life Insurance and Annuity Company

                                              Statements of Operations - Statutory Basis

                                                        (Dollars in thousands)

                                                                             Year ended December 31
                                                                     1999             1998              1997
                                                              ------------------------------------------------------
Revenues:
   Premiums and annuity considerations                          $      169,711    $      338,850   $      430,860
   Fund deposits                                                     5,793,132         4,053,557        2,122,178
   Net investment income                                             1,032,629         1,064,299        1,048,328
   Amortization of interest maintenance reserve                           (359)            1,178              (92)
   Other                                                               112,386            40,530           14,995
                                                              ------------------------------------------------------
                                                                     7,107,499         5,498,414        3,616,269

Benefits and expenses:
   Benefits paid or provided for:
     Annuity benefits                                                  406,862           390,039          378,915
     Surrender benefits and other withdrawals                        5,326,123         3,908,081        2,541,297
     Interest on policy or contract funds                              158,829           129,676          158,089
     Increase in reserves                                            1,137,250            68,165           88,915
     Decrease in liability for premium and other deposit funds
                                                                      (801,451)         (441,595)         (12,782)
     Other                                                               9,940            12,468            5,065
                                                              ------------------------------------------------------
                                                                     6,237,553         4,066,834        3,159,499
   Expenses:
     Commissions and expense allowances                                156,845            68,615           43,736
     Other operating expenses                                          110,399            94,956           85,177
     Net transfers to separate accounts                                502,778         1,103,788          173,890
                                                              ------------------------------------------------------
                                                                       770,022         1,267,359          302,803
                                                              ------------------------------------------------------
                                                                     7,007,575         5,334,193        3,462,302
                                                              ------------------------------------------------------
Gain from operations before dividends to policyholders,
   federal income tax expense and
   net realized capital gains (losses)                                  99,924           164,221          153,967
Dividends to policyholders                                                 257               215              121
                                                              ------------------------------------------------------
Gain from operations before federal income tax
   expense and net realized capital gains (losses)                      99,667           164,006          153,846
Federal income tax expense                                              38,559            61,553           50,161
                                                              ------------------------------------------------------
Gain from operations before net realized capital gains
   (losses)                                                             61,108           102,453          103,685

Net realized capital gains (losses)                                     (8,012)          106,488           31,659
                                                              ------------------------------------------------------
Net income                                                      $       53,096    $      208,941   $      135,344
                                                              ======================================================

See accompanying notes.

                                            Transamerica Life Insurance and Annuity Company

                                    Statements of Changes in Capital and Surplus - Statutory Basis

                                                        (Dollars in thousands)

                                                                             Year ended December 31
                                                                    1999              1998             1997
                                                              -----------------------------------------------------

Capital and surplus at beginning of year                        $      830,829    $      675,268   $      568,693
Net income                                                              53,096           208,941          135,344
Increase (decrease) in net unrealized capital gains                      6,779            44,869           (2,199)
Increase in liability for reinsurance in
   unauthorized companies                                               (1,826)             (443)             (32)
(Increase) decrease in non-admitted assets                              (8,169)          (13,488)           1,779
Increase in asset valuation reserve                                    (36,959)          (22,992)          (7,992)
Dividends paid to parent                                               (50,000)          (50,000)         (40,000)
Increase in contributed surplus                                            970                 -           20,029
Other                                                                    2,389           (11,326)            (354)
                                                              ------------------------------------------------------
Capital and surplus at end of year                              $      797,109    $      830,829   $      675,268
                                                              ======================================================

See accompanying notes.

                                            Transamerica Life Insurance and Annuity Company

                                               Statements of Cash Flow - Statutory Basis

                                                        (Dollars in thousands)

                                                                             Year ended December 31
                                                                     1999             1998              1997
                                                              ------------------------------------------------------
Operating activities
Premiums and annuity considerations                             $      172,721    $      336,451   $      428,243
Fund deposits                                                        5,793,132         4,054,271        2,116,788
Other income received                                                  131,708            30,701            4,876
Investment income received                                             965,065         1,062,909          993,082
Life claims paid                                                       (14,530)           (5,038)          (1,384)
Surrender benefits and other fund withdrawals paid                  (5,324,839)       (3,936,376)      (2,532,263)
Other benefits paid to policyholders                                  (570,325)         (525,826)        (539,918)
Commissions, other expenses and taxes paid                            (274,156)         (153,238)        (128,774)
Dividends paid to policyholders                                           (257)             (215)            (121)
Federal income taxes paid                                              (63,826)         (126,165)         (29,145)
Net transfer to separate accounts                                     (513,986)       (1,108,006)        (173,890)
Other expenses paid                                                     (3,425)          (11,288)          (2,058)
                                                              ------------------------------------------------------
Net cash provided by (used in) operating activities                    297,282          (381,820)         135,436

Investing activities
Proceeds from investments sold, matured or repaid:
   Bonds                                                             3,757,923         4,130,583        4,455,430
   Stocks                                                               89,662           415,807          140,896
   Mortgage loans                                                       68,866            68,866           53,186
   Other invested assets                                                     -             3,193            7,101
   Miscellaneous proceeds                                                5,463               234            9,691
                                                              ------------------------------------------------------
Total investment proceeds                                            3,921,914         4,618,683        4,666,304
Taxes paid on capital gains                                                  -                 -           12,861
                                                              ------------------------------------------------------
Net proceeds from sales, maturities, or repayments
   of investments                                                    3,921,914         4,618,683        4,653,443

Cost of investments acquired:
   Bonds                                                            (4,001,611)       (3,049,192)      (4,966,625)
   Stocks                                                             (197,512)         (349,174)        (137,079)
   Mortgage loans                                                      (63,520)          (55,835)         (23,785)
   Other invested assets                                                (1,272)           (9,601)          (1,173)
   Miscellaneous applications                                          (29,374)          (83,519)            (711)
                                                              ------------------------------------------------------
Total cost of investments acquired                                  (4,293,289)       (3,547,321)      (5,129,373)
Net decrease in policy loans                                               528               981            2,553
                                                              ------------------------------------------------------
Net cash (used in) provided by investing activities                   (370,847)        1,072,343         (473,377)

                                            Transamerica Life Insurance and Annuity Company

                                         Statements of Cash Flow - Statutory Basis (continued)

                                                        (Dollars in thousands)

                                                                             Year ended December 31
                                                                     1999             1998              1997
                                                              ------------------------------------------------------

Financing activities
Other cash provided:
   Capital surplus paid-in                                      $          970    $            -   $       20,029
   Other sources                                                       303,795           174,802          450,051
                                                              ------------------------------------------------------
Total other cash provided                                              304,765           174,802          470,080
                                                              ------------------------------------------------------

Other cash applied:
   Dividends paid to shareholders                                      (50,000)          (50,000)         (40,000)
   Other applications, net                                            (228,964)         (491,410)         (24,323)
                                                              ------------------------------------------------------
Total other cash applied                                              (278,964)         (541,410)         (64,323)
                                                              ------------------------------------------------------
Net cash provided by (used in) financing activities                     25,801          (366,608)         405,757

Net increase (decrease) in cash and short-term investments
                                                                       (47,764)          323,915           67,816

Cash and short-term investments at
   beginning of year                                                   414,787            90,872           23,056
                                                              ------------------------------------------------------
Cash and short-term investments at end of year                  $      367,023    $      414,787   $       90,872
                                                              ======================================================

See accompanying notes.
Transamerica Life Insurance and Annuity Company Notes to Financial Statements - Statutory Basis December 31, 1999

1. Organization and Summary of Significant Accounting Policies

Transamerica Life Insurance and Annuity Company (the Company) is domiciled in North Carolina. The Company is a wholly owned subsidiary of Transamerica Occidental Life Insurance Company (TOLIC), which is an indirect wholly owned subsidiary of Transamerica Corporation. The Company is the parent of Transamerica Assurance Company (TAC), a Missouri domiciled life insurance company, and Gemini Investments, Inc., an investment company acquired in 1998. During 1999, Transamerica Corporation was merged with an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of the Netherlands.

Nature of Business

The Company engages in providing life insurance, pension and annuity products, structured settlements and investment products which are distributed through a network of independent and company-affiliated agents and independent brokers. The Company’s customers are primarily in the United States and are relatively evenly distributed in 49 states.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with statutory accounting practices (SAP) prescribed or permitted by the North Carolina Department of Insurance (the North Carolina Department), which vary in some respects from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are as follows:

The accounts and operations of the Company’s subsidiaries are not consolidated but are included in investments in common stocks at the statutory net carrying value. Changes in the subsidiaries’ net carrying values are charged or credited directly to unassigned surplus.

Transamerica Life Insurance and Annuity Company Notes to Financial Statements - Statutory Basis (continued) 1. Organization and Summary of Significant Accounting Policies (continued)

Basis of Presentation (continued)

Bonds, where permitted, are carried at amortized cost, rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value) and trading (reported at fair value) classifications.

The costs of acquiring new and renewal business, such as commissions and underwriting and policy issue costs, are expensed when incurred rather than deferred and amortized over the terms of the related policies.

Certain assets recognized under GAAP, principally agents’ debit balances and furniture and equipment, are “non-admitted” and excluded from the accompanying financial statements under SAP and are charged directly to unassigned surplus.

Reserves for future policy benefits generally are calculated based on mortality and interest assumptions that are statutorily required rather than using estimated expected experience or actual account balances. The policy liabilities are reported net, rather than gross, of ceded amounts.

Revenues for investment-type contracts consist of the entire premium received and benefits represent the benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges are not recognized as revenue and benefits represent the excess of benefits paid over the policy account value and interest credited to the account value.

An Interest Maintenance Reserve (IMR) is provided which defers certain realized capital gains and losses attributable to changes in the general level of interest rates. Such deferred gains or losses are amortized into investment income over the remaining period to maturity based on groupings of individual securities sold in five-year bands.

An Asset Valuation Reserve (AVR) is provided which reclassifies a portion of surplus to liabilities. The AVR is calculated according to a specified formula as prescribed by the National Association of Insurance Commissioners (NAIC) and is intended to stabilize the Company’s surplus against possible fluctuations in the market values of bonds, equity securities, mortgage loans, real estate, and other invested assets. Changes in the required AVR balance are charged or credited directly to unassigned surplus.

1. Organization and Summary of Significant Accounting Policies (continued)

Basis of Presentation (continued)

Deferred federal income taxes are not provided for differences between the financial statement amounts and tax bases of assets and liabilities.

Policyholders dividends are recognized when declared rather than over the term of the related policies.
A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance or amounts deemed uncollectible would be established through a charge to earnings.

Other significant accounting policies are as follows:

Investments

Investments are shown on the following bases:
Bonds – where permitted, at amortized cost; all others are carried at values prescribed by the Securities Valuation Office of the NAIC (SVO); premiums and discounts are amortized using the interest method. For loan-backed bonds, the interest method including anticipated prepayments at the date of purchase is used. Prepayment assumptions for loan-backed bonds are estimated using broker dealer survey values. The retrospective adjustment method is used to value all securities except for interest only securities which are valued using the prospective method.

Preferred stocks - where permitted, at cost; all others are carried at fair value based on NAIC values.
Common stocks – at fair value based on NAIC market values, except for the investment in subsidiaries which are at statutory net carrying value. The related unrealized capital gains or losses are reported in unassigned surplus without any adjustments for federal income taxes.

1. Organization and Summary of Significant Accounting Policies (continued)

Investments (continued)

Mortgage loans on real estate - at the aggregate unpaid balances. Policy loans - at the aggregate unpaid principal balances.
Other investments – consists of partnerships, receivable for securities sold and derivatives and are reported primarily at the lower of cost or fair value. Derivative instruments are valued in accordance with the NAIC Accounting Practices and Procedures manual and Purposes and Procedures manual of the SVO. All derivative instruments are used for hedging purposes and valued on a basis consistent with the hedged item.

The Company uses interest rate swaps, caps and floors, options and certain other derivatives as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis as the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged item.

1. Organization and Summary of Significant Accounting Policies (continued)

Investments (continued)

Gains and losses on disposal of investments are recognized on the specific-identification basis. Changes in the statutory fair values of stocks and those bonds carried at NAIC statement values, rather than amortized cost, are reported as unrealized gains or losses directly in unassigned surplus and, accordingly, have no effect on net income.

Short-term investments include investments with maturities of less than one year at date of acquisition. The Company had a net cash overdraft balance of $0 and $110 at December 31, 1999 and 1998, respectively.

Separate Accounts

The Company administers segregated asset accounts for pension and other clients. The assets of the separate accounts are not subject to liabilities arising out of any other business the Company may conduct and are reported at fair value. Substantially all investment risks associated with fair value changes are borne by the clients. The liabilities of these separate accounts represent reserves established to meet withdrawal and future benefit payment provisions of the contracts.

Policy Reserves

Life and annuity benefit reserves are calculated based upon published tables using such interest rate assumptions and valuation methods that will provide, in the aggregate, reserves that meet the amounts required by the North Carolina Department. The Company waives deductions of deferred fractional premiums upon death of the insureds and, for more recent issues, returns any portion of the final premium beyond the date of death.

Premium Revenues

Premiums from life insurance policies are recognized as revenue when due and premiums from annuity contracts are recognized when received. Accident and health premiums are earned pro rata over the terms of the policies.

1. Organization and Summary of Significant Accounting Policies (continued)

Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Reclassifications

Certain reclassifications of 1997 and 1998 amounts have been made to conform with the 1999 presentation.

2. Fair Values of Financial Instruments

Fair values for bonds are based on market values prescribed by the SVO rather than on actual or estimated market values. For bonds without available market values, amortized costs are used as estimated fair values. As of December 31, 1999 and 1998, the fair value of investments in bonds includes $6,447 million and $6,566 million, respectively, of bonds that were valued at amortized cost.

Fair values for preferred and common stocks are based on market values prescribed by the SVO, except for the investment in subsidiaries which are at statutory net carrying value.

Fair values for mortgage loans on real estate and policy loans are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for calculation purposes.

Fair values for derivative instruments are estimated using values obtained from independent pricing services.

2. Fair Values of Financial Instruments (continued)

The carrying amounts of cash and short-term investments and accrued investment income approximate their fair value.

Fair values for liabilities under investment-type contracts, included in reserves for future policy benefits and premium and other deposit funds, are estimated using discounted cash flow calculations, based on interest rates currently being offered by similar contracts with maturities consistent with those remaining for the contracts being valued.

The carrying values and fair values of financial instruments are as follows (in thousands):

                                                                       December 31
                                                          1999                             1998
                                            --------------------------------- --------------------------------
                                                Carrying          Fair            Carrying         Fair
                                                 Value           Value             Value           Value
                                            --------------------------------- --------------------------------
Financial assets:
   Bonds                                     $   12,569,942  $   12,503,313    $   12,316,491  $   12,802,540
   Preferred stocks                                 153,263         160,651           118,440         115,201
   Common stocks                                    318,881         318,881           221,358         221,358
   Mortgage loans on real estate                    406,037         390,020           364,453         395,310
   Policy loans                                       9,508           9,508            10,036          10,036
   Floors and caps                                   18,456          17,118            21,598          57,954
   Short-term investments                           367,023         367,023           414,787         414,787
   Cash on hand and on deposit                            -               -                 -               -
   Accrued investment income                        202,664         202,664           172,788         172,788

Financial liabilities (liabilities
   for investment-type contracts):
     Single and flexible premium
       deferred annuities                         5,107,350       4,852,274         3,819,956       3,657,037
     Single premium immediate annuities             582,921         553,705           307,956         325,366
     Guaranteed investment contracts              2,003,251       2,036,664         2,013,253       2,034,864
     Funding agreements                           2,670,635       2,642,116         2,355,990       2,347,701
     Other deposit contracts                      1,954,414       1,921,062         1,677,464       1,683,371

Off-balance sheet assets (liabilities):
   Swap designated as hedges that are in a:
     Receivable position                                  -         126,973                 -          16,420
     Payable position                                     -         (59,773)                -          (2,933)

2. Fair Values of Financial Instruments (continued)

The Company enters into various interest-rate agreements in the normal course of business primarily as a means of managing its interest rate exposure.

Interest rate swap agreements generally involve the periodic exchange of fixed rate interest and floating rate interest payments by applying a specified market index to the underlying contract or notional amount, without exchanging the underlying notional amounts. Interest rate swap agreements are intended primarily for asset and liability management. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial assets is recorded on an accrual basis as a component of net investment income. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial liabilities is recorded on an accrual basis as a component of benefits paid or provided. While the Company is not exposed to credit risk with respect to the notional amounts of the interest rate swap agreements, the Company is subject to credit risk from potential nonperformance of counterparties throughout the contract periods. The amounts potentially subject to such credit risk are much smaller than the notional amounts. The Company controls this credit risk by entering into transactions with only a selected number of high quality institutions, establishing credit limits and maintaining collateral when appropriate. Generally, the Company is subject to basis risk when an interest rate swap agreement is funded. As of December 31, 1999, there were no unfunded interest rate swap agreements.

Interest rate floor and cap agreements generally provide for the receipt of payments in the event the average interest rates during a settlement period fall below specified levels under interest rate floor agreements or rise above specified levels under interest rate cap agreements. These agreements enable the Company to transfer, modify, or reduce its interest rate risk and generally require up front premium payments. The costs of interest rate floor and cap agreements are amortized over the contractual periods and resulting amortization expenses are included in net investment income. The conditional receipts under these agreements are recorded on an accrual basis as a component of net investment income if designated as hedges of financial assets or as a component of benefits paid or provided if designated as hedges of financial liabilities.

2. Fair Values of Financial Instruments (continued)

The information on derivative instruments is summarized as follows (in thousands):

                                                          Aggregate           Weighted
                                                           Notional            Average            Fair
                                                            Amount           Fixed Rate          Value
                                                      -------------------------------------------------------

December 31, 1999
Interest rate swap agreements designated
   as hedges of financial assets, where the Company
   pays:
     Fixed rate interest                               $      2,063,339        6.02%       $        79,362
     Floating rate interest                                     240,569        6.09                   (271)
     Floating rate interest based on one
       index and receives floating rate
       interest based on another index                           40,000        5.88                    571
Interest rate swap agreements designated
   as hedges of financial liabilities, where
   the Company pays:
     Fixed rate interest                                         78,600        6.18                    818
     Floating rate interest                                   1,152,078        6.40                 (8,750)
     Floating rate interest based on one
       index and receives floating rate
       interest based on another index                          155,000        6.16                 (1,047)
Interest rate floor agreements                                  160,500           -                  9,462
Swaptions                                                     1,770,000        6.15                  9,270
Other                                                             4,866           -                  3,386

2. Fair Values of Financial Instruments (continued)

                                                            Aggregate         Weighted
                                                            Notional          Average
                                                             Amount          Fixed Rate       Fair Value
                                                      -------------------------------------------------------
December 31, 1998
Interest rate swap agreements designated
   as hedges of financial assets, where the Company
   pays:
     Fixed rate interest                                $       320,535        5.56%        $      (83,692)
     Floating rate interest                                     451,729        4.09                 23,002
Interest rate swap agreements designated
   as hedges of financial liabilities, where
   the Company pays:
     Fixed rate interest                                         28,600        5.55                    177
     Floating rate interest                                   1,738,800        5.41                 13,310
Interest rate floor agreements                                  160,500           -                 16,675
Swaptions                                                     1,770,000        5.35                 38,728
Other                                                             4,866           -                  2,552

Generally, notional amounts indicate the volume of transactions and fair values indicate the amounts subject to credit risk.

Financial instruments which potentially subject the Company to concentration of credit risk consist principally of temporary cash investments, fixed maturities, mortgage loans on real estate and reinsurance recoverables. The Company places its temporary cash investments with high credit quality financial institutions. Concentration of credit risk with respect to investments in fixed maturities and mortgage loans on real estate is limited due to the large number of such investments and their dispersion across many different industries and geographic areas. The Company places reinsurance with only highly rated insurance companies. At December 31, 1999, the Company had no significant concentration of credit risk.

3. Investments

The carrying value and
estimated fair value of investments in debt securities are summarized as follows
(in thousands):

                                                               Gross          Gross
                                             Carrying       Unrealized     Unrealized       Estimated
                                               Value           Gains         Losses         Fair Value
                                         ------------------------------------------------------------------
December 31, 1999
U.S. Treasury securities and obligations
   of U.S. government corporations and
   agencies                               $       216,181  $     13,246   $      1,538   $       227,889
Obligations of states and
   political subdivisions                          72,500            13            644            71,869
Foreign governments                                22,067         1,252              -            23,319
Corporate securities                            8,932,101       138,190        203,667         8,866,624
Public utilities                                1,472,771        17,160         28,776         1,461,155
Mortgage and other asset-
   backed securities                            1,854,322           234          2,099         1,852,457
                                         ------------------------------------------------------------------
                                          $    12,569,942  $    170,095   $    236,724   $    12,503,313
                                         ==================================================================

December 31, 1998
U.S. Treasury securities and obligations
   of U.S. government corporations and
   agencies                               $       143,002  $     53,537   $         28   $       196,511
Obligations of states and
   political subdivisions                          84,827         5,223              -            90,050
Foreign governments                                22,060         4,963              -            27,023
Corporate securities                            8,720,653       360,172         32,266         9,048,559
Public utilities                                1,544,895        95,323            875         1,639,343
Mortgage and other asset-
   backed securities                            1,801,054             -              -         1,801,054
                                         ------------------------------------------------------------------
                                          $    12,316,491  $    519,218   $      33,169  $    12,802,540
                                         ==================================================================

3. Investments
(continued)

The carrying value and
estimated fair value of bonds at December 31, 1999, by contractual maturity, are as follows (in thousands):

                                                                   Carrying         Estimated
                                                                    Value          Fair Value
                                                              ------------------------------------

Maturity:
   Due in one year or less                                      $      362,958    $      360,091
   Due after one year through five years                             2,149,228         2,173,346
   Due after five years through ten years                            3,238,327         3,190,037
   Due after ten years                                               4,965,107         4,927,382
   Mortgage and other asset-backed securities                        1,854,322         1,852,457
                                                              ------------------------------------
                                                                $   12,569,942    $   12,503,313
                                                              ====================================

Expected maturities may
differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

The costs and fair values
of preferred stocks and common stocks (unaffiliated companies) are as follows
(in thousands):

                                                  Gross             Gross
                                                Unrealized        Unrealized          Fair
                                 Cost              Gain              Loss             Value
                           -----------------------------------------------------------------------

December 31, 1999
Preferred stocks            $       153,263  $        17,154   $         9,766   $       160,651
Common stocks                       111,756           94,441             7,635           198,562

December 31, 1998
Preferred stocks            $       118,440  $         1,191   $         4,430   $       115,201
Common stocks                        43,468           66,240             1,307           108,401

3. Investments
(continued)

The maximum and minimum
lending rates for mortgage loans during 1999 were 8.95% and 6.60%, respectively.
The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of any purchase money or insured or guaranteed mortgages, was 80%. Fire insurance is carried in every case at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

Net investment income by
major category of investments is summarized as follows (in thousands):

                                                            Year ended December 31
                                                    1999             1998              1997
                                             ------------------------------------------------------

Bonds                                          $      988,055    $    1,026,381   $    1,016,359
Stocks                                                 12,291             6,055            7,468
Mortgage loans on real estate                          30,246            32,769           33,681
Policy loans                                              300               336              432
Other                                                  11,444            11,677            2,720
                                             ------------------------------------------------------
                                                    1,042,336         1,077,218        1,060,660
Investment expense                                     (9,707)          (12,919)         (12,332)
                                             ------------------------------------------------------
                                               $    1,032,629    $    1,064,299   $    1,048,328
                                             ======================================================

The  realized  capital  gains and losses are  reported net of federal  income  taxes and amounts  transferred  to IMR are as follows (in thousands):

                                                            Year ended December 31
                                                    1999             1998              1997
                                             ------------------------------------------------------

        Net
gains (losses) on disposition of investments in:

     Bonds                                     $      (19,775)   $       10,901   $      (22,928)
     Stocks                                            (4,485)          166,345           47,181
     Other                                             (6,289)           (3,073)           1,525
                                             ------------------------------------------------------
                                                      (30,549)          174,173           25,778
Related income (taxes) recovery                        10,692           (60,960)          (9,022)
Transfer from (to) the IMR                             11,845            (6,725)          14,903
                                             ------------------------------------------------------
Net investment gains (losses)                  $       (8,012)   $      106,488   $       31,659
                                             ======================================================

3. Investments
(continued)

Proceeds, gross gains and
gross losses from the disposition of investment in bonds and other information related to investments are summarized as follows (in thousands):

                                                                Year ended December 31
                                                       1999              1998             1997
                                                 -----------------------------------------------------
    Proceeds from disposition of investment in
      bonds                                       $     3,757,923  $     4,130,583   $     4,455,430
    Gross gains on disposition of investment in
      bonds                                                29,345           30,206            19,221
    Gross losses on disposition of investment in
      bonds                                                49,120           19,305            42,149

    Change in net unrealized gains (losses):
         Bonds                                            (10,822)            (513)                -
         Preferred stocks                                    (253)          (1,448)            5,514
         Common stocks                                     29,235           35,348            (8,213)
         Other                                            (11,381)          11,482               500
                                                 -----------------------------------------------------
                                                  $         6,779  $        44,869   $        (2,199)
                                                 =====================================================

Common stocks-subsidiaries are carried at the statutory capital and surplus of the subsidiaries of $120 million (cost of $143 million) in 1999, and $112 million (cost of $143 million) in 1998. No dividends were received from the subsidiaries in 1999, 1998 or 1997.

In 1998, the Company increased its investment in subsidiaries by purchasing Gemini Investments, Inc. (Gemini) with a cost-basis of $63.6 million. Gemini’s only activity is to hold certain investment securities.

4. Reinsurance

The Company is involved in both the cession and assumption of reinsurance with other companies, including affiliated companies. Risks are reinsured with other companies to permit the recovery of a portion of the direct losses. These reinsured risks are treated as though, to the extent of the reinsurance, they are risks for which the Company is not liable.

4. Reinsurance (continued) Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded. The Company remains liable to the extent the reinsuring companies do not meet their obligations under these reinsurance treaties.
The following summarizes the effect of certain reinsurance transactions (in thousands):

                                                                                Assumed
                                                        Ceded to                 From
                                             --------------------------------
                                  Direct        Affiliated    Unaffiliated    Affiliated         Net
                                  Amount        Companies       Companies      Companies       Amount
                              -----------------------------------------------------------------------------
Year ended
   December 31, 1999:
     Premium revenue            $     181,992  $         586   $      79,073  $    67,378    $   169,711
                              =============================================================================

At December 31, 1999:
   Life insurance in force      $      82,964  $      34,165   $           -  $         -    $    48,799
                              =============================================================================

Reserves for future policy
   benefits                     $   5,218,969  $       4,520   $      13,768 $  4,020,925    $ 9,221,606
Policy and contract claims
   payable                             18,201              -          17,385            -            816
                              -----------------------------------------------------------------------------
                                $   5,237,170  $       4,520   $      31,153  $ 4,020,925    $ 9,222,422
                              =============================================================================

Year ended
   December 31, 1998:
     Premium revenue            $     226,930  $         678   $      64,264  $   176,862    $   338,850
                              =============================================================================

At December 31, 1998:
   Life insurance in force      $      94,458  $      38,491   $           -  $        13    $    55,980
                              =============================================================================

Reserves for future policy
   benefits                     $   3,111,826  $       4,700   $      16,487 $  4,993,717    $ 8,084,356
Policy and contract claims
   payable                             21,673              -          19,265            -          2,408
                              -----------------------------------------------------------------------------
                                $   3,133,499  $       4,700   $      35,752  $ 4,993,717    $ 8,086,764
                              =============================================================================

Year ended
   December 31, 1997:
     Premium revenue            $     266,148  $         783   $      17,214  $   182,709    $   430,860
                              =============================================================================

At December 31, 1997:
   Life insurance in force      $     103,418  $      44,818   $           -  $        70    $    58,670
                              =============================================================================

Reserves for future policy
   benefits                     $   2,584,863  $       5,133   $       5,075 $  5,441,536    $ 8,016,191
Policy and contract claims
   payable                              4,350              -           4,248          767            869
                              -----------------------------------------------------------------------------
                                $   2,589,213  $       5,133   $       9,323  $ 5,442,303    $ 8,017,060
                              =============================================================================

4. Reinsurance (continued)

                                                                             Assumed
                                                           Ceded to           from
                                          Direct            Other          Affiliated           Net
                                          Amount          Companies         Companies          Amount
                                     -----------------------------------------------------------------------

Year ended
   December 31, 1999:
     Benefits paid or provided         $      224,707   $       85,631    $      277,726   $      416,802
                                     =======================================================================

Year ended
   December 31, 1998:
     Benefits paid or provided         $      167,435   $       42,773    $      277,845   $      402,507
                                     =======================================================================

Year ended
   December 31, 1997:
     Benefits paid or provided         $      113,417   $        7,114    $      277,677   $      383,980
                                     =======================================================================

5. Income Taxes

The Company’s taxable income or loss is included in the consolidated return of Transamerica Corporation for the period ended July 21, 1999. The method of allocation between the companies for the period ended July 21, 1999, is subject to written agreement approved by the Board of Directors. Tax payments are made to, or refunds received from, Transamerica Corporation in amounts which would result from filing separate tax returns with federal taxing authorities, except that tax benefits attributable to operating losses and other carryovers are recognized currently since utilization of these benefits is assured by Transamerica Corporation. The provision does not purport to represent a proportionate share of the consolidated tax.

For the period beginning July 22, 1999, the Company will join in a consolidated tax return with certain life affiliates: TOLIC, TAC and Transamerica Life Insurance Company of New York. The method of allocation between the companies for the period beginning July 22, 1999, will be subject to written agreement to be approved by the Board of Directors. It is anticipated that this agreement will require that tax payments are made to, or refunds are received from, TOLIC, in amounts which would result from filing separate tax returns with federal taxing authorities.

5. Income Taxes (continued)

Amounts due to TOLIC for federal income taxes were $8.5 million and $36.1 million at December 31, 1999 and 1998, respectively, and are included in accounts payable and other liabilities in the accompanying balance sheets.

Following is a reconciliation of federal income taxes computed at the statutory rate with the income tax provision, excluding income tax expenses or benefits related to net realized gains or losses on investment transactions (in thousands):

                                                               Year ended December 31
                                                      1999              1998              1997
                                                ------------------------------------------------------

Federal income taxes at statutory rate            $       34,883    $    57,402       $      53,846
Amortization of IMR                                          126           (412)                 32
Income not subject to tax                                 (1,535)        (1,094)             (1,382)
Other                                                      5,085          5,657              (2,335)
                                                ------------------------------------------------------
Provision for income taxes                        $       38,559    $    61,553       $      50,161
                                                ======================================================

The Company records a deferred tax asset for the tax effect of the temporary difference that arises between statutory basis and tax basis deferred acquisition costs and policy reserves. The resulting deferred tax asset was non-admitted at December 31, 1999 and 1998. This practice differs from prescribed SAP and has been permitted by the North Carolina Department and has no effect on capital and surplus.

Under the Life Insurance Company Income Tax Act of 1959, a portion of “gain from operations” was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as “policyholders’ surplus account.” The balance in this account was frozen at December 31, 1983, pursuant to the Life Insurance Tax Act of 1984. That amount would become subject to tax when it exceeds a certain maximum or when cash dividends are paid therefrom. The policyholders’ surplus account balance at December 31, 1999, was $20.3 million. No income taxes have been provided on the policyholders’ surplus account since the conditions that would cause such taxes are remote. Should the entire amount in the policyholders’ surplus account become taxable, the tax thereon computed at current rates would amount to approximately $7.1 million.

6. Annuity Reserves and Deposit Liabilities

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows (in thousands):

                                                                       December 31
                                                           1999                            1998
                                              ------------------------------- -------------------------------
                                                    Amount        Percent           Amount        Percent
                                              ------------------------------- -------------------------------
  Subject to discretionary withdrawal - with
    adjustments:
       With market value adjustment            $      8,232,898        50%     $      7,585,914        52%
       At book value less surrender charge
                                                      2,191,632        14             1,260,466         9
                                              ------------------------------- -------------------------------
                                                     10,424,530        64             8,846,380        61
  Subject to discretionary withdrawal -
    without adjustment                                2,737,028        17             2,522,495        17
  Not subject to discretionary withdrawal
    provision                                         3,122,738        19             3,124,785        22
                                             -------------------             -------------------
                                                                -------------                   -------------
  Total annuity reserves and deposit
    liabilities                                      16,284,296       100%           14,493,660       100%
                                                                =============                   =============
  Less reinsurance                                            -                               -
                                              -------------------             -------------------
  Net annuity reserves and deposit liabilities
                                               $     16,284,296*              ==================
                                                                               $     14,493,660*

=======================================================================================================================================
   * Includes  $5,876  million and $4,407  million of annuities  reserves  and deposit  liabilities  reported in the  separate  account liability at December 31, 1999 and 1998, respectively.

7. Capital And Surplus

The Company is subject to the requirements of the NAIC approved Risk Based Capital (RBC) rules and at December 31, 1999, the Company met the RBC requirement.

The amount of dividends which can be paid by the Company without prior approval of the North Carolina Department is subject to restrictions related to statutory surplus and gains from operations. The Company could pay $99.9 million in dividends in 2000 without prior approval.

8. Pension Plan and Other Postretirement Benefits

Substantially all employees are covered by the noncontributory defined benefit plans sponsored by the Company and Retirement Plan for Salaried Employees of Transamerica Corporation and Affiliates in which the Company participates. Pension benefits are based on the employee’s compensation during the highest paid 60 consecutive months during the 120 months before retirement. The general policy is to fund current service costs currently and prior service costs over periods ranging from 10 to 30 years. Assets of those plans are invested principally in publicly traded stocks and bonds. Pension costs incurred in 1999, 1998 and 1997 were not material.

The Company also participates in various contributory defined benefit programs sponsored by Transamerica Corporation that provide medical and certain other benefits. The Company accounts for the costs of such benefit programs under the accrual method and amortizes its transition obligation for retirees and fully eligible or vested employees over 20 years. Postretirement benefit costs charged to income in 1999, 1998 and 1997 were not material.

9. Assets on Deposit

At December 31, 1999 and 1998, $6.9 million and $7.0 million were on deposit with public officials, in compliance with regulatory requirements.

10. Related Party Transactions

The Company has various transactions with Transamerica Corporation and its affiliated companies in the normal course of operations. These transactions include the assumption and cession of reinsurance and the performance of certain administrative and support services by an affiliated company.

Transactions with Transamerica Corporation and its affiliates also include transactions related to pension plans, a fixed maturity investment in a special purpose subsidiary of Transamerica Corporation ($233.3 in 1999 and $233.3 million in 1998), investments in a money market fund managed by an affiliated company, and rental of computer services. Pension funds administered for these companies amounted to $1.8 billion, $1.6 billion and $1.3 billion at December 31, 1999, 1998 and 1997, respectively.

11. Leases

Rental expense for equipment and properties occupied by the Company, not including occupancy of the Company’s buildings, was $6.8 million in 1999, $4.9 million in 1998 and $2.7 million in 1997. Future minimum rental commitments are not significant.

12. Litigation

The Company is a defendant in various legal actions arising from its operations. These include legal actions against one of its subsidiaries similar to those faced by many other major life insurers which allege damages related to sales practices for universal life policies sold between January 1981 and June 1996. In one such action, one of the subsidiaries and plaintiffs’ counsel entered into a settlement which was approved on June 26, 1997. The settlement required prompt notification of affected policyholders. Administrative and policy benefit costs associated with the settlement are not material to the Company. Additional costs related to the settlement are not currently determinable and are not expected to be material and will be incurred over a period of years. In the opinion of management, any ultimate liability which might result from other litigation would not have a materially adverse effect on the financial position of the Company or the results of its operations.

13. Separate Accounts

Separate accounts held by the Company represent primarily funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at estimated fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and substantially all the investment risks associated with market value changes are borne entirely by the policyholder.

Information  regarding  the  separate  accounts  of the  Company  as of and for the year ended  December 31,  1999,  is as follows  (in thousands):

                                                                               Non-
                                                                            Guaranteed
                                                                             Separate
                                                           Indexed           Accounts           Total
                                                      ------------------------------------------------------

Premiums, deposits and other considerations            $       636,218   $     2,118,548   $     2,754,766
                                                      ======================================================

Reserves for separate accounts with assets at:
   Fair value                                          $     1,208,498   $     4,682,448   $     5,890,946
   Amortized cost                                                    -                 -                 -
   Other                                                        20,518           188,532           209,050
                                                      ------------------------------------------------------
Total                                                  $     1,229,016   $     4,870,980   $     6,099,996
                                                      ======================================================

Reserves for separate accounts by withdrawal
   characteristics:
     Subject to discretionary withdrawal (with
       adjustment):                                     $            -   $             -   $             -
         With market value adjustment
         At book value without market value
           adjustment and with current surrender
           charge of 5% or more                                      -                 -                 -
         At market value                                     1,208,498         4,682,448         5,890,946
         At book value without adjustment and with
           current surrender charges less than 5%
                                                                     -                 -                 -
                                                      ------------------------------------------------------
Subtotal                                                     1,208,498         4,682,448         5,890,946

Not subject to discretionary withdrawal                              -                 -                 -
   Other                                                        20,518           188,532           209,050
                                                      ======================================================
Total separate account liabilities                     $     1,229,016   $     4,870,980   $     6,099,996
                                                      ======================================================

13. Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below (in thousands):

                                                            1999             1998            1997
                                                     ---------------------------------------------------

Transfers as reported in the summary of operations
  of the separate accounts statement:
     Transfers to separate accounts                    $    2,764,696    $    2,484,100   $   720,601
     Transfers from separate accounts                       2,256,282         1,360,271       549,414
                                                     ---------------------------------------------------
Net transfers to separate accounts                            508,414         1,123,829       171,187

Reconciling adjustments:
   Deposit/withdrawals directly to separate accounts
                                                               (5,636)          (20,041)        2,703
                                                     ---------------------------------------------------
Transfers as reported in the statements
  of income                                            $      502,778    $    1,103,788   $   173,890
                                                     ===================================================

14.  Direct Premium Written by Managing General Agents/Third-Party Administrators

The Company has the following direct premiums written through managing general agents (in thousands):
                                                                                              Directed
                                   Exclusive             Types of              Authority      Written
                                   Contract          Business Written           Granted       Premiums
                                 --------------------------------------------------------------------------

National Benefit Resources            No      Specific and aggregate excess
                                                 of loss insurance                 *        $     17,164

R.E. Moulton Insurance Agency,        No      Specific and aggregate excess
   Inc.                                          of loss insurance                 *              46,631

Intermediary Insurance Services,      No      Specific and aggregate excess
   Inc.                                          of loss insurance                 *              38,822

14.  Direct Premium Written by Managing General Agents/Third-Party Administrators (continued)

                                                                                              Directed
                                   Exclusive             Types of              Authority      Written
                                   Contract          Business Written           Granted       Premiums
                                 --------------------------------------------------------------------------

Excess Reinsurance Underwriters       No      Specific and aggregate excess
   Agency, Inc.                                  of loss insurance                 *        $      1,753

Risk Assessment Strategies            No      Specific and aggregate excess
                                                 of loss insurance                 *               1,673

International Assurance of            No      Specific and aggregate excess
   Tennessee                                     of loss insurance                 *               6,981

 *Premium collection, underwriting and commission/claim payments authority granted.

15. NAIC Codification

In 1998, the NAIC adopted codified statutory accounting practices (Codification) effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the state of North Carolina must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. The state of North Carolina has stated affirmatively that it will adopt Codification effective January 1, 2001. Management believes that the impact of Codification will not be material to the Company’s statutory-basis financial statements.

16. Regulatory Examination

In 1996, the North Carolina Department performed an examination of the Company for the four-year period ending December 31, 1995. The results of the examination were finalized on February 1, 1999, with no material adjustments.

17. Year 2000 (Unaudited)

In prior years, the Company discussed the nature and progress of its plans to become Year 2000 ready. In 1999, the Company completed its remediation and testing of systems. As a result of those planning and implementation efforts, the Company experienced no significant disruptions in mission critical information technology and non-information technology systems and believes those systems successfully responded to the Year 2000 date change. The Company is not aware of any material problems resulting from Year 2000 issues, either with its products, its internal systems, or the products and services of third parties. The Company will continue to monitor its mission critical computer applications and those of its suppliers and vendors throughout the year 2000 to ensure that any latent Year 2000 matters that may arise are addressed promptly.

                                                            Statutory Basis
                                                     Financial Statement Schedules

                                            Transamerica Life Insurance and Annuity Company

                                                       Summary of Investments -
                                      Other Than Investments in Related Parties - Statutory Basis

                                                        (Dollars in thousands)

                                                           December 31, 1999

Schedule I
                                                                                                 Amount at Which
                                                                                                   Shown in the
                                                                                   Market         Balance Sheet
Type of Investment                                               Cost(1)            Value
--------------------------------------------------------------------------------------------------------------------

Fixed maturities
Bonds:
   United States government and government agencies and
     authorities                                              $       216,181   $       227,889  $        216,181
   States, municipalities and political subdivisions                   72,500            71,869            72,500
   Foreign governments                                                 22,067            23,319            22,067
   Public utilities                                                 1,472,771         1,461,155         1,472,771
   All other corporate bonds                                        8,932,101         8,866,624         8,932,101
   Mortgage and other asset-backed securities                       1,854,322         1,852,457         1,854,322
Redeemable preferred stock                                            150,164           155,235           148,463
                                                            --------------------------------------------------------
Total fixed maturities                                             12,720,106        12,658,548        12,718,405

Equity securities
Common stocks:
   Subsidiaries                                                       143,468           120,319           120,319
   Banks, trust and insurance                                          35,585            36,438            36,438
   Industrial, miscellaneous and all other                             76,171           162,124           162,124
   Nonredeemable preferred stock                                        4,800             5,416             4,800
                                                            --------------------------------------------------------
Total equity securities                                               260,024           324,297           323,681

Mortgage loans on real estate                                         406,037           390,020           406,037
Policy loans                                                            9,508             9,508             9,508
Other long-term investments                                           221,601           221,601           221,601
Cash and short-term investments                                       367,023           367,023           367,023
                                                            --------------------------------------------------------
Total investments                                             $    13,984,299   $    13,970,997  $     14,046,255
                                                            ========================================================

(1)      Original  cost of equity  securities  and, as to fixed  maturities,  original cost reduced by repayments  and  adjustment  for amortization of premiums or accrual of discounts.

34

                                            Transamerica Life Insurance and Annuity Company

                                         Supplementary Insurance Information - Statutory Basis

                                                        (Dollars in thousands)

Schedule III

                                                       Future Policy      Policy and
                                                        Benefits and       Contract      Premium Revenue
                                                          Expenses        Liabilities
-----------------------------------------------------------------------------------------------------------

Year ended December 31, 1999
Individual life                                        $       12,276    $       (1,316)  $        1,540
Group life and health                                           2,244             2,132           14,440
Annuity                                                     9,207,086                 -          153,731
                                                     ------------------------------------------------------
                                                            9,221,606               816          169,711

Year ended December 31, 1998
Individual life                                                11,998            (1,176)           1,880
Group life and health                                           2,828             3,583           11,506
Annuity                                                     8,069,530                 -          325,464
                                                     ------------------------------------------------------
                                                            8,084,356             2,407          338,850

Year ended December 31, 1997
Individual life                                                14,924                14            1,018
Group life and health                                           1,283               855            3,557
Annuity                                                     7,999,984                 -          426,285
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
                                                       $    8,016,191    $          869   $      430,860
                                                     ======================================================

35

                                            Transamerica Life Insurance and Annuity Company

                                         Supplementary Insurance Information - Statutory Basis

                                                        (Dollars in thousands)

Schedule III
                                                               Benefits, Claims
                                              Net Investment      Losses and      Other Operation
                                                 Income*      Settlement Expenses    Expenses*     Premiums Written
---------------------------------------------------------------------------------------------------------------------

Year ended December 31, 1999
Individual life                               $        1,122    $          1,568   $          358    $        2,126
Group life and health                                    235              12,453           30,320            93,513
Annuity                                            1,031,272           6,223,532          739,344            86,353
                                            -------------------------------------------------------------------------
                                                   1,032,629           6,237,553          770,022           181,992

Year ended December 31, 1998
Individual life                                        1,294               1,883              764             2,558
Group life and health                                    204               9,286           23,862            75,770
Annuity                                            1,062,801           4,055,665        1,242,733           148,602
                                            -------------------------------------------------------------------------
                                                   1,064,299           4,066,834        1,267,359           226,930

Year ended December 31, 1997
Individual life                                          322               1,601              490             1,801
Group life and health                                    279               2,548            6,078            20,771
Annuity                                            1,047,727           3,155,350          296,235           243,576
                                            -------------------------------------------------------------------------
                                            -------------------------------------------------------------------------
                                              $    1,048,328    $      3,159,499   $      302,803    $      266,148
                                            =========================================================================

*  Allocations of net  investment  income and other  operating  expenses are based on a number of  assumptions  and estimates,  and the results would change if different methods were applied.

                                            Transamerica Life Insurance and Annuity Company

                                                     Reinsurance - Statutory Basis

                                                        (Dollars in thousands)

Schedule IV
                                                                                 Assumed                             Percentage
                                                               Ceded to            From                               of Amount
                                               Gross            Other        Other Companies          Net              Assumed
                                              Amount          Companies                             Amount             to Net
-------------------------------------------------------------------------------------------------------------------------------------

Year ended December 31, 1999
Life insurance in force                    $       82,964   $       34,165    $            -    $       48,799                -
                                         ============================================================================================

Premiums:
   Individual life                         $        2,126   $          586    $            -    $        1,540                -
   Individual health                                    -                -                 -                 -                -
   Group life and health                           93,513           79,073                 -            14,440                -
   Annuity                                         86,353                -            67,378           153,731               44%
                                         --------------------------------------------------------------------------------------------
                                           $      181,992   $       79,659    $       67,378    $      169,711               40%
                                         ============================================================================================

Year ended December 31, 1998
Life insurance in force                    $       94,458   $       38,491    $           13    $       55,980                0%
                                         ============================================================================================

Premiums:
   Individual life                         $        2,558   $          678    $            -    $        1,880                -
   Individual health                                    -                -                 -                 -                -
   Group life and health                           75,770           64,264                 -            11,506                -
   Annuity                                        148,602                -           176,862           325,464               54%
                                         --------------------------------------------------------------------------------------------
                                           $      226,930   $       64,942    $      176,862    $      338,850               52%
                                         ============================================================================================

Year ended December 31, 1997
Life insurance in force                    $      103,418   $       44,818    $           70    $       58,670                0%
                                         ============================================================================================

Premiums:
   Individual life                         $        1,801   $          783    $            -    $        1,018                -
   Individual health                                    -                -                 -                 -                -
   Group life and health                           20,771           17,214                 -             3,557                -
   Annuity                                        243,576                -           182,709           426,285               43%
                                         --------------------------------------------------------------------------------------------
                                           $      266,148   $       17,997    $      182,709    $      430,860               42%
                                         ============================================================================================

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements:

               All required  financial  statements are included in Parts A and B of this Registration Statement.

     (b)  Exhibits:

               (1)  Resolutions  of  Board of  Directors  of  Transamerica  Life
               Insurance and Annuity  Company (the  "Company")  authorizing  the creation of Separate Account VA-8 (the "Separate Account"). 1/

               (2) Not Applicable.

               (3) Form of  Distribution  Agreement  between  the  Company,  the
               Separate Account and Transamerica  Securities Sales  Corporation.
               1/

               (4)  Forms  of  Flexible   Premium   Deferred   Variable  Annuity
               Contracts.  A) Form of Flexible Premium Deferred Variable Annuity
               Contract for  Transamerica  Bounty Variable  Annuity.  Guaranteed
               Minimum Death Benefit Rider and Guaranteed  Minimum Income Rider.
               1/

               (5) Form of Application for Flexible Premium Variable Annuity.

               (6) (a) Articles of Incorporation of Transamerica  Life Insurance
               and Annuity Company. 1/

               (b) By-Laws of Transamerica  Life Insurance and Annuity  Company.
               1/

              (7) Not Applicable.

              (8) Form of Participation Agreements.
                   (a) re The Alger American Fund 1
                   (b) re Alliance Variable Products Series Fund, Inc. 1
                   (c) re Dreyfus Variable Investment Fund 1
                   (d) re Janus Aspen Series 1
                   (e) re MFS Variable Insurance Trust 1
                   (f) re Morgan Stanley Universal Funds, Inc. 1
                   (g) re OCC Accumulation Trust 1
                   (h) re Transamerica Variable Insurance Fund, Inc. 1
                   (i)  re PIMCO Variable Insurance Trust 1

               (9) Opinion and Consent of Counsel. 1/

               (10) (a) Consent of Counsel.

               (b) Consent of Independent Auditors. 4/

               (11) No financial statements are omitted from Item 23.

               (12) Not Applicable.

               (13) Performance Data Calculations. 3/

               (14) Not Applicable.

               (15) Powers of Attorney. 1/ 2/

----------------------------

1/       Incorporated by reference to the like-numbered exhibit of the Initial Filing to the Form N-4
         Registration Statement, File No. 333-32664 (March 16, 2000).

2/       Incorporated by reference to the like numbered exhibit of Pre-Effective Amendment No.1 to the Form N-4
         Registration Statement, File No. 333-32664 (July 5, 2000).

3/       To be filed by subsequent Amendment.

4/       Filed herewith.

Items 25.  Directors and Officers of the Depositor.

     The  names of  Directors  and  Executive  Officers  of the  Company,  their positions  and offices with the  Company,  and their other  affiliations  are as follows.  The address of Directors  and  Executive  Officers is 1150 South Olive
Street, Los Angeles, California 90015-2211, unless indicated by asterisk(s).

List of Directors of Transamerica Life Insurance and Annuity Company

Patrick S. Baird*
Brenda K. Clancy*
James W. Dederer
George A. Foegele**
Douglas C. Kolsrud*
Richard N. Latzer
Karen O. MacDonald
Larry N. Norman
Gary U. Rolle'
Paul E. Rutledge III***
Craig D. Vermie*

         *4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499
         **300 Consilium Place, Scarborough, Ontario M1H362 Canada
         ***401 N. Tryon Street, Charlotte, North Carolina 28202-2108

List of Officers for Transamerica Life Insurance and Annuity Company

Larry N. Norman                     President
Paul E. Rutledge III                President - Reinsurance Division
William R. Gernert                  Executive Vice President, Diversified Financial Products Division
John R. Kenney                      Executive Vice President, Agency Group

James W. Dederer CLU                General Counsel and Secretary

Nicki Bair FSA                      Senior Vice President
James F. Bowman                     Senior Vice President
Brenda Clancy                       Senior Vice President, Corporate
Roy Chong-Kit                       Senior Vice President and Chief Actuary
Bart Herbert, Jr.                   Senior Vice President
Douglas C. Kolsrud                  Senior Vice President, Investment Division
Karen MacDonald                     Senior Vice President
Thomas O'Neill                      Senior Vice President
William H. Tate                     Senior Vice President
Ron F. Wagley, CLU                  Senior Vice President
William R. Wellnitz FSA             Senior Vice President and Actuary

Colin Funai                          Investment Officer
Heidi Y. Hu                          Investment Officer
Matthew W. Kuhns                     Investment Officer
Richard N. Latzer                    Investment Officer
Matthew A. Palmer                    Investment Officer
Thomas C. Pokorski                   Investment Officer
Gary U. Rolle' CFA                   Investment Officer
Jeffrey S. Van Harte                 Investment Officer
Paul Wintermute                      Investment Officer

Lynn Allen                          Vice President, Diversified Financial Products Division
Clifford Angstman                   Vice President and Chief Actuary
Michael G. Ayers                    Vice President, Diversified Financial Products Division
John Bailey                         Vice President, Investment Division
Michael Barnhart                    Regional Vice President
James A. Beardsworth                Vice President-Accounting, Corporate
Cal Birkey                          Vice President, Financial Markets Division
David L. Blankenship                Vice President, Investment Division
Nancy Blozis                        Vice President and Controller
Benjamin J. Bock                    Vice President
Rose Ann Bremser                    Vice President
Thomas E. Brimacombe                Vice President
Robert F. Broseman                  Vice President, Investment Division
Sandy Brown                         Vice President
Kirk Buese                          Vice President, Investment Division
Frank A. Camp                       Vice President & Division General Counsel, Financial Markets Division
Dave Carney                         Vice President, Investment Division
Steven C. Chamberlin                Vice President
Cindy L. Chanley                    Vice President, Financial Markets Division
Wonjoon Cho                         Vice President
Matt Coben                          Vice President
Ken Cochrane                        Vice President
Catherine Collinson                 Vice President
Bill Cook                           Vice President, Investment Division
Jane A. Coyne                       Vice President, Financial Markets Division
Glen Cunningham                     Vice President
Maureen DeWald                      Vice President & Assistant Secretary, Investment Division
John Dohmen                         Vice President
J. Peter Donlon                     Vice President
Mark E. Dunn                        Vice President, Investment Division
Steven Fenic                        Vice President
Karen Fleming                       Vice President
Roger Freeman                       Vice President, Financial Markets Division
Jerry Gable                         Vice President
Diana Geraci                        Vice President
Eric B. Goodman                     Vice President, Investment Division
Richard R. Greer                    Vice President, Financial Markets Division
Roger Hagopian                      Vice President
David R. Halfpap                    Vice President, Investment Division
Robert L. Hansen                    Vice President, Investment Division
Meheriar Hasan                      Vice President
Donna Heitzman                      Vice President, Investment Division
Bill Henricksen                     Vice President, Investment Division
Jo Ann B. Hepperman                 Vice President and Division General Counsel, Marketing Partnerships
Marsha Hicks                        Vice President & Assistant Secretary, Investment Division
Aruna Hobbs                         Vice President, Diversified Financial Products Division
David Hopewell                      Vice President, Investment Division
Frederick B. Howard                 Vice President, Investment Division
Suzette Hoyt                        Vice President and Assistant Secretary
Marvin A. Johnson                   Vice President
Carolyn M. Johnson                  Vice President, Marketing Partnerships
Ahmad Kamil                         Vice President & Associate Actuary
Patrick Kelleher                    Vice President and Reinsurance Financial Officer
Jon D. Kettering                    Vice President, Investment Administration, Investment Division
Ken Kilbane                         Vice President
Larry M. Kirkland                   Vice President & Managing Actuary, Equity Group
Bill Kling                          Vice President, Financial Markets Division
Robert J. Kontz                     Vice President & Corporate Controller
Michael Lane                        Vice President, Financial Markets Division
Frank LaRusso                       Vice President
Lisa Layman                         Vice President, Diversified Financial Products Division
Carl Macero                         Vice President and Chief Reinsurance Underwriter
Susan Mack                          Vice President and Associate General Counsel
James MacKinnon                     Vice President, Investment Division
Philip McHale                       Vice President and Chief Underwriter
Diane Meiners                       Vice President-Accounting, Corporate
Gregory E. Miller-Breetz            Vice President and Assistant Secretary, Diversified Financial Products
                                                     Division
Darryl Mitchell                     Vice President and Assistant Secretary
Kate Modzelewski                    Vice President-Tax, Corporate
Daniel C. Mohwinkel                 Vice President, Financial Markets Division
Steven J. Myers                     Vice President
Maureen E. Nielsen                  Vice President, Financial Markets Division
Thomas L. Nordstrom                 Vice President, Investment Division
Ralph M. O'Brien                    Vice President, Investment Division
Mary T. Pech                        Vice President, Investment Division
Thomas E. Pierpan                   Vice President, Equity Group
Bruce J. Purvis                     Vice President and Chief Medical Director
Donald P. Radisich                  Vice President
Brian Rolland                       Vice President, Investment Division
Frank Rosa                          Vice President
Jeffrey L. Rosen                    Vice President, Diversified Financial Products Division
Stacey Rutledge                     Vice President, Investment Division
Douglas A. Sarcia                   Vice President, Special Markets Group
Lorne W. Schinbein                  Vice President & Managing Actuary, Equity Group
Lindsay Schmuacher                  Vice President, Investment Division
Gary H. Scott                       Vice President, Financial Markets Division
Joel Seigle                         Vice President
Clifford Sheets                     Vice President, Investment Division
Michael Simpson                     Vice President, Investment Division
Jon L. Skaggs                       Vice President, Investment Division
R. Michael Slaven                   Vice President & Assistant Secretary, Diversified Financial
                                            Products Division
Robert A. Smedley                   Vice President, Investment Division
Brian Smith                         Vice President, Special Markets Group
Michael S. Smith                    Vice President, Investment Division
Anne M. Spaes                       Vice President, Financial Markets Division
Bradley L. Stofferahn               Vice President, Investment Division
Alice Su                            Vice President
Mary Taiber                         Vice President
Gregory Theobald                    Vice President & Assistant Secretary, Investment Division
Colleen Tobiason                    Vice President, Financial Markets Division
Barry Tobin                         Vice President
Emily Urbano                        Vice President
Colleen Vandermark                  Vice President
Craig D. Vermie                     Vice President & Counsel, Corporate
William A. Waldie                   Vice President, Financial Markets Division
Richard L. Weinstein FSA            Vice President & Associate Actuary
James Wilson                        Vice President
Ronald Wolfe                        Regional Vice President
Bob Woodcock                        Vice President and Assistant Secretary
Sally S. Yamada CPA, FLMI           Vice President & Treasurer
Ronald L. Ziegler                   Vice President & Actuary, Financial Markets Division

Lana Ash                            Second Vice President
Daniel J. Bohmfalk                  Second Vice President and Associate Actuary
Barry Buner                         Second Vice President
David J. Costanza                   Second Vice President
Reid A. Evers                       Second Vice President & Assistant General Counsel
David Fairhall FSA                  Second Vice President
Selma Fox                           Second Vice President
Thomas Freitas                      Second Vice President
Linda Goodwin M.D.                  Second Vice President and Reinsurance Medical Director
Liwen Lien                          Second Vice President
Danny Mahoney                       Second Vice President
Clay Moye                           Second Vice President
Daniel A. Norwick                   Second Vice President
John O'Bryan                        Second Vice President, Corporate Tax
Robert L. Poage                     Second Vice President
Beverly Rockecharlie                Second Vice President
Stacy Schultz                       Second Vice President
Frank Snyder                        Second Vice President
Donna J. Spalding                   Second Vice President, Financial Markets Division
Tonya J. Vessels                    Second Vice President
Susan Vivino                        Second Vice President and Assistant Secretary

Kimberly A. Bivins                  Assistant Vice President, Diversified Financial Products Division
Erik Furnish                        Assistant Vice President, Diversified Financial Products Division
Jacqueline D. Griffin               Assistant Vice President, Diversified Financial Products Division
Thomas J. Hartlage                  Assistant Vice President, Diversified Financial Products Division
Priscilla I. Hechler                Assistant Vice President & Assistant Secretary, Equity Group
JoAnn Herndon                       Assistant Vice President, Financial Markets Division
Michael G. Herp                     Assistant Vice President, Diversified Financial Products Division
Richard C. Hicks                    Assistant Vice President & Assistant Secretary, Equity Group
Melanie Mabe                        Assistant Vice President, Diversified Financial Products Division
William R. Maurer                   Assistant Vice President, Financial Markets Division
Kevin Maynard                       Assistant Vice President, Diversified Financial Products Division
Lisa L. Patterson                   Assistant Vice President, Diversified Financial Products Division
Robert E. Payne                     Assistant Vice President, Financial Markets Division
Rhonda L. Pritchett                 Assistant Vice President, Diversified Financial Products Division
Darin Smith                         Assistant Vice President & Assistant Secretary, Financial Markets
                                            Division
Teresa L. Stolba                    Assistant Vice President, Financial Markets Division
Ken Turnquist                       Assistant Vice President & Actuary, Extraordinary Markets
Thomas E. Walsh                     Assistant Vice President, Diversified Financial Products Division
Harvey E. Willis                    Assistant Vice President, Diversified Financial Products Division

Jill A.H. Andersen                  Counsel, Corporate
Mary J. Clark                       Counsel, Corporate
Katherine A. Schulze                Counsel, Corporate
Emarie S. Payne                     Counsel, Corporate

Kamran Haghighi                     Tax Officer

Neva Curtis                         Assistant Secretary, Marketing Partnerships
John Donner                         Assistant Secretary, Investment Division
Richard M. Rubenstein               Assistant Secretary
Mary Schaefer                       Assistant Secretary, Financial Markets Division
Marie W. Schmitt                    Assistant Secretary, Marketing Partnerships
Kim A. Tursky                       Assistant Secretary

Clifton W. Flenniken III            Assistant Treasurer, Investment Division

James Wolfenden                     Statement Officer

James T. Bradley                    Product Compliance Officer, Marketing Partnerships

Item 26.  Persons Controlled by or Under Common Control with the Depositor or
 Registrant

     Registrant is a separate account of Transamerica Life Insurance and Annuity
Company, is controlled by the Contract Owners, and is not controlled by or under common control with any other person. The Depositor, Transamerica Life Insurance and Annuity Company,  is wholly owned by Transamerica  Occidental Life Insurance
Company,  which  is  wholly  owned  by  Transamerica  Insurance  Corporation  of
California  (Transamerica-California).  Transamerica-California may be deemed to be controlled by its parent, Transamerica Corporation.

     The following  charts  indicate  the persons  controlled by or under common control with Transamerica Corporation and AEGON N.V.

                     TRANSAMERICA CORPORATION AND SUBSIDIARIES
                      WITH STATE OR COUNTRY OF INCORPORATION
Transamerica Corporation
  (Common Parent Corporation)
Inter-America Corporation
Transamerica Corporation (Oregon)
Transamerica LP Holdings Corporation
Transamerica Finance Corporation
Transamerica HomeFirst, Inc.                 (Common)
Transamerica HomeFirst, Inc.                 (Preferred)
TREIC Enterprises, Inc.
Transamerica CBO I, Inc.
Transamerica International Holdings, Inc.
Transamerica Financial Products, Inc.
Pyramid Insurance Company Ltd.              (Common)
Pyramid Insurance Company Ltd.              (Preferred)
RTI Holdings, Inc.  (dormant)
Transamerica Business Technologies Corporation
ARC Reinsurance Corporation
Transamerica Management, Inc.
Transamerica Intellitech, Inc.
Realist, Inc.
Transamerica Home Loan
Transamerica Lending Company
Transamerica Insurance Corporation of California
Arbor Life Insurance Company
Plaza Insurance Sales, Inc.
Transamerica International Insurance Services, Inc.
Transamerica Annuity Service Corporation
Transamerica Advisors, Inc.
Transamerica Securities Sales Corporation
Transamerica Products, Inc.
Transamerica Products I, Inc.
Transamerica Products II, Inc.
NEF Investment Company
Greenwich Potomac Holding Corporation
Transamerica Products IV, Inc.
Transamerica Service Company
Transamerica South Park Resources, Inc.
Transamerica Financial Resources Insurance Agency
   Of Alabama, Inc.
Transamerica Financial Resources Insurance Agency
  Of Massachusetts, Inc.
USA Administration Services, Inc.
Financial Resources Insurance Agency of Texas
Transamerica Financial Resources, Inc.
Gemini Investments, Inc.
Transamerica Senior Properties, Inc.
Transamerica Senior Living, Inc.
Transamerica Investment Services, Inc.
TA Leasing Holding Co., Inc.
Transamerica Leasing Inc.
Intermodal Equipment Inc.
Transamerica Distribution Services Inc.
Transamerica Transport Inc.
Transamerica Leasing Holdings Inc.
Transamerica Trailer Holdings I, Inc.
Transamerica Trailer Holdings II, Inc.
Transamerica Trailer Holdings III, Inc.
Trans Ocean Ltd.
Trans Ocean Container Finance Corp.
Trans Ocean Container Corp.
Trans Ocean Tank Services Corp.
SpaceWise, Inc.
Trans Ocean Regional Corporate Holdings
Trans Ocean Management Corp.
Greybox Logistics Services, Inc.
Transamerica Commercial Finance Corporation, I
Pacific Agency, Inc. (Indiana)
Transamerica Consumer Mortgage Receivables Corporation
Transamerica Mortgage Company
Transamerica Consumer Finance Holding Company
Metropolitan Mortgage Company
Easy Yes Mortgage, Inc. (Florida)  (dormant)
Easy Yes Mortgage, Inc. (Georgia)  (dormant)
First Florida Appraisal Services, Inc.  (dormant)
First Georgia Appraisal Services, Inc.  (dormant)
Freedom Tax Services, Inc.  (dormant)
J.J. & W. Advertising, Inc.  (dormant)
J.J. & W. Realty Services, Inc.  (dormant)
Liberty Mortgage Company of Fort Myers, Inc.  (dormant)
Metropolis Mortgage Company  (dormant)
Perfect Mortgage Company  (dormant)
TCF Asset Management Corporation
BWAC Twelve, Inc.
Transamerica Commercial Finance Corporation
BWAC International Corporation
BWAC Credit Corporation
BWAC Seventeen, Inc.
BWAC Twenty-One, Inc.
Transamerica GmbH, Inc.
Transamerica Insurance Finance Corporation
Transamerica Insurance Finance Corporation of California
Transamerica Business Credit Corporation             (Common)
Transamerica Business Credit Corporation             (Preferred)
Transamerica Insurance Finance Company (Europe)
Transamerica Inventory Finance Corporation
Transamerica Joint Ventures, Inc.
The Plain Company
Direct Capital Equity Investments, Inc.
Transamerica Distribution Finance Corporation
Transamerica Retail Financial Services Corporation
Transamerica Vendor Financial Services Corporation
TIFCO Lending Corporation
TA Air I, Corporation
TA Air II, Corporation
TA Air III, Corporation
TA Air IV, Corporation
TBC I, Inc.
TBC II, Inc.
TBC III, Inc.
Transamerica Accounts Holding Corporation
TBC IV, Inc.
TBC V, Inc.
TA Air East, Corporation
TBC Tax I, Inc.
TBC Tax II, Inc.
TBC Tax III, Inc.
TBC Tax IV, Inc.
TBC Tax V, Inc.
TBC Tax VI, Inc.
TBC Tax VII, Inc.
TBC Tax VIII, Inc.
TBC Tax IX, Inc.
Bay Capital Corporation
Gulf Capital Corporation
Coast Funding Corporation
Inventory Funding Trust  (Delaware Trust, 1997 Form 8832)
 Transamerica Bank N.A.
TBCC Funding Trust I   (Delaware Trust, 1998 Form 8832)
TBCC Funding Trust II  (Delaware Trust, 1998 Form 8832)
TA Air V, Corporation
TA Air VI, Corporation
TA Air VII, Corporation
TA Air VIII, Corporation
Transamerica Equipment Financial Services Corporation
 Transamerica Mezzanine Financing, Inc.
Transamerica Small Business Services, Inc.
Transamerica Distribution Finance - Overseas, Inc.
TA Marine I, Inc.
TA Marine II, Inc.
TA Air IX, Corporation
TA Air X, Corporation
TBC VI, Inc.
Emergent Business Capital Holdings, Inc.
TA Air XI Corporation
Transamerica Business Advisory Group, Inc.
TA Air XII Corporation
TA Air XIII Corporation
TA Air XIV Corporation
TA Air XV Corporation
Transamerica Realty Services, Inc.
Pyramid Investment Corporation
The Gilwell Company
Bankers Mortgage Company of California
Transamerica Minerals Company
Transamerica Oakmont Corporation
Ventana Inn, Inc.
Transamerica Affordable Housing, Inc.
Transamerica Occidental Life Insurance Company
Transamerica Life Insurance & Annuity Company
Transamerica Assurance Company
Transamerica Life Insurance Company of New York
Transamerica Pacific Insurance Company, Ltd.
Transamerica International Re (Bermuda) Ltd.
Transamerica International Re (Bermuda) Ltd.

                     *Designates INACTIVE COMPANIES
                 A Division of Transamerica Corporation
      Limited Partner; Transamerica Corporation is General Partner

VERENGING AEGON - Netherlands Membership Association
AEGON N.V. - Netherlands corporation  (51.16%)
    Transamerica Corporation and subsidiaries (100%) (DE)
    AEGON Nederland N.V. - Netherlands corporation (100%)
    AEGON NEVAK HOLDING B.V. - Netherlands corporation (100%)
    GRONINGER FINANCIERINGEN B.V. - Netherlands corporation (100%)
    AEGON INTERNATIONAL N.V. - Netherlands corporation (100%)
       Voting Trust - (Trustees - K.J. Storm, Donald J. Shepard, H.B. Van Wijk, Dennis Hersch)(DE)
       AEGON U.S. Holding Corporation (DE) (100%)
                               Short Hills Management Company (NJ) (100%)
                               CORPA Reinsurance Company (NY) (100%)
                               AEGON Management Company (IN) (100%)
                               RCC North America Inc. (DE) (100%)

       AEGON USA, Inc. - holding co.  (IA) (100%)
                               AEGON Funding Corp. (DE) (100%)
                               First AUSA Life Insurance Company - insurance holding co.  (MD) (100%)
             AUSA Life Insurance Company, Inc. - insurance  (NY) (82.33%)
             Life Investors Insurance Company of America - insurance  (IA) (100%)
               Bankers United Life Assurance Company - insurance  (IA) (100%)
               Great American Insurance Agency, Inc. (IA) (100%)
               Life Investors Alliance, LLC (DE) (100%)
             PFL Life Insurance Company - insurance  (IA) (100%)
               AEGON Financial Services Group, Inc. (MN) (100%)
               AEGON Assignment Corporation of Kentucky (KY) (100%)
               AEGON Assignment Corporation (IL) (100%)
             Southwest Equity Life Insurance Company - insurance  (AZ) (100% Voting Common)
             Iowa Fidelity Life Insurance Company - insurance  (AZ) (100% Voting Common)
             Western Reserve Life Assurance Co. of Ohio - insurance  (OH) (100%)
             WRL Investment Management, Inc. - investment adviser (FL) (100%)
             WRL Investment Services, Inc. -  transfer agent (FL)(100%)
             WRL Series Fund, Inc. - mutual fund  (MD)
             ISI Insurance Agency, Inc. and subsidiaries (CA) (100%)
             AEGON Equity Group, Inc. (FL) (100%)
             Monumental General Casualty Company - insurance  (MD) (100%)
             United Financial Services, Inc. - general agency  (MD) (100%)
             Bankers Financial Life Insurance Company - insurance  (AZ)
             The Whitestone Corporation - insurance agency  (MD) (100%)
             Cadet Holding Corp. - holding company  (IA) (100%)
             Monumental General Life Insurance Company of Puerto Rico (PR) (51%)

                               AUSA Holding Company - holding company (MD) (100%)
             Monumental General Insurance Group, Inc. - holding company  (MD) (100%)
             Monumental General Administrators, Inc. (MD) (100%)
               Executive Management and Consultant Services, Inc. - consulting services (MD)
                 (100%)
             Trip Mate Insurance Agency, Inc. (KS) (100%)
             Monumental General Mass Marketing, Inc. - marketing (MD) (100%)
             AUSA Financial Markets, Inc. - marketing  (IA) (100%)
             Endeavor Group (CA) (100%)
             Endeavor Management Company (CA) (100%)
             Universal Benefits Corporation - third party administrator  (IA) (100%)
             Investors Warranty of America, Inc. - provider of automobile extended maintenance contracts (IA) (100%)
             Massachusetts Fidelity Trust Company - trust company  (IA) (100%)
             Money Services, Inc. - financial counseling for employees and agents of affiliated companies  (DE) (100%)
             ORBA Insurance Services, Inc. (CA) (10.56%)
             Zahorik Company, Inc. - broker-dealer  (CA) (100%)
               ZCI, Inc. (AL) (100%)
             Long, Miller & Associates, L.L.C. (CA) (33-1/3%)
             AEGON Asset Management Services, Inc. (DE) (100%)
             InterSecurities, Inc. - broker-dealer  (DE) (100%)
                Associated Mariner Financial Group, Inc. - holding company (MI) (100%)
                    Mariner Financial Services, Inc. - broker/dealer  (MI) (100%)
                    Associated Mariner Agency of Hawaii, Inc. - insurance agency (MI) (100%)
                    Associated Mariner Agency of New Mexico, Inc. (MI) (100%)
             Idex Investor Services, Inc. - shareholder services  (FL) (100%)
             Idex Management, Inc. - investment adviser  (DE) (100%)
             IDEX Mutual Funds - mutual fund (MA)
             Diversified Investment Advisors, Inc. - investment adviser (DE) (100%)
                Diversified Investors Securities Corporation - broker-dealer  (DE) (100%)
             AEGON USA Securities, Inc. - broker-dealer  (IA) (100%)
                AEGON USA Managed Portfolios, Inc. - mutual fund  (MD)
             Creditor Resources, Inc. - credit insurance  (MI) (100%)
                CRC Creditor Resources Canadian Dealer Network Inc. - insurance agency (Canada)
                 (100%)
                Weiner Agency, Inc. (MD) (100%)
             AEGON USA Investment Management, Inc. - investment adviser  (IA) (100%)
             AEGON USA Realty Advisors, Inc. - real estate investment services  (IA) (100%)
                QSC Holding, Inc. (DE) (100%)
                Landauer Realty Advisors, Inc. - real estate counseling  (IA) (100%)
                Landauer Associates, Inc. - real estate counseling (DE) (100%)
                Landauer Realty Associates, Inc. (TX) (100%)
                Realty Information Systems, Inc. - information systems for real estate investment management  (IA) (100%)
                USP Real Estate Investment Trust - real estate investment trust (IA)
                RCC Properties Limited Partnership (IA)

Item 27.  Number of Contract Owners
Durham                     None

Item 28.  Indemnification

Transamerica  Life  Insurance and Annuity  Company's  Articles of  Incorporation
provide in Article VIII as follows:

To the full extent from time to time  permitted by law, no person who is serving or who has served as a director of the Corporation shall be personally liable in any action for  monetary  damages  for breach of his or her duty as a  director, whether  such  action  is  brought  by or in the  right  of the  corporation  or otherwise. Neither the amendment or repeal of this Article nor inconsistent with this Article,  shall eliminate or reduce the protection afforded by this Article to a director of the Corporation  with respect to any matter which occurred,  or any cause of action, suit or claim which but for this Article would have accrued or arising prior to such amendment, repeal or adoption.

Insofar as  indemnification  for liability  arising under the  Securities Act of
1933 may be  permitted to  directors,  officers  and  controlling  person of the registrant pursuant to the foregoing  provisions,  or otherwise,  the registrant has been advised that in the opinion of the Commission such  indemnification  is against  public  policy  as  expressed  in  the  1933  Act  and  is,  therefore, unenforceable.  In the  event  that a claim  for  indemnification  against  such liability (other than the payment by the registrant of expenses incurred or paid by  the  director,  officer  or  controlling  person  of the  registrant  in the successful  defense of any  action,  suit or  proceeding)  is  asserted  by such director,  officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been  settled by  controlling  precedent,  submit to a court of  appropriate jurisdiction the question whether such  indemnification  by it is against public policy  as  expressed  in the  1933  Act  and  will  be  governed  by the  final adjudication of such issue.

The directors and officers of  Transamerica  Life Insurance and Annuity  Company
are covered under a Directors  and Officers  liability  program  which  includes
direct   coverage  to  directors   and  officers   (Coverage  A)  and  corporate
reimbursement  (Coverage B) to reimburse the Company for  indemnification of its directors and officers.  Such  directors and officers are  indemnified  for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting  individually  or  collectively  in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit  of  liability  under  the  program  is  $95,000,000  for  Coverage  A and
$80,000,000 for Coverage B for the period 11/15/98 to 11/15/2000.  Coverage B is subject to a self insured retention of $15,000,000. The primary policy under the program is with CNA Lloyds, Gulf, Chubb and Travelers.

Item 29.  Principal Underwriter

     (a) Transamerica  Securities Sales Corporation,  the principal underwriter, is also the underwriter for: Transamerica Investors, Inc.; Transamerica Variable
Insurance Fund, Inc.;  Transamerica Occidental Life Insurance Company's Separate
Accounts: VA-2L; VA-2NL; VUL-1; VUL-2; VUL-3 and VL; Transamerica Life Insurance
and Annuity  Company's  Separate  Accounts VA-1; VA-6 and VA-7; and Transamerica
Life Insurance Company of New York VA-2LNY; VA-2NLNY; VA-5NLNY; and VA-6NY.

The  Underwriter  is  wholly-owned  by  Transamerica  Insurance  Corporation  of
California, a wholly-owned subsidiary of Transamerica Corporation,  a subsidiary of AEGON, N.V.

     (b) The following table furnishes information with respect to each director and officer of the principal  Underwriter currently  distributing  securities of the registrant:

Sandy Brown                Director, Senior Vice President and Treasurer
Roy Chong-Kit              Director
George Chuang              Vice President and Chief Financial Officer
Chris Shaw                 Vice President and Compliance Officer

(c)  The  following  table  lists  the  amounts  of  commissions   paid  to  the
     co-underwriter during the last fiscal year.

Name of
Principal                   Net Underwriting                   Compensation on      Brokerage
Underwriter              Discounts & Commission                   Redemption      Commissions       Compensation
----------------------------------------------------------------------------------------------------------------

TSSC                                0                                  0                0                 0

Item 30.  Location of Accounts and Records

Physical  possession of each account,  book,  or other  document  required to be maintained  is kept at the NAVISYS,  9375  Landmark  Parkway  Drive,  St. Louis,
Missouri 63127-1690

Item 31.  Management Services

     Not applicable.

Item 32.  Undertakings

     (a) The registrant undertakes that it will file a post-effective  amendment to this registration  statement as frequently as is necessary to ensure that the audited financial  statements in the registration  statement are never more than
16 months  old for as long as  purchase  payments  under the  contracts  offered herein are being accepted.

     (b)  Registrant  hereby  undertakes  to  include  either (1) as part of any application to purchase a Contract  offered by the  prospectus,  a space that an applicant can check to request a Statement of Additional  Information,  or (2) a post  card or  similar  written  communication  affixed  to or  included  in the prospectus  that the  applicant can remove to send for a Statement of Additional
Information;

     (c)  Registrant  hereby  undertakes  to deliver any Statement of Additional
Information  and any financial  statements  required to be made available  under
Form N-4 promptly upon written or oral request.

     (d) Transamerica  hereby  represents that the fees and the charges deducted under the  Contracts,  in the  aggregate,  are  reasonable  in  relation  to the services rendered,  the expenses expected to be incurred,  and the risks assumed by Transamerica.

                                   SIGNATURES

Pursuant to the  requirements of the Securities Act of 1933,  Transamerica  Life
Insurance and Annuity Company certifies that this Post-Effective Amendment No. 2 to the Registration  Statement meets all of the  requirements for  effectiveness pursuant to Rule  485(b)  under the  Securities  Act of 1933 and has duly caused this Post-Effective  Amendment No. 2 to the Registration  Statement to be signed on its behalf by the undersigned in the City of Los Angeles, State of California on this 12th day of October, 2000.

                            SEPARATE ACCOUNT VA-8 OF
                           TRANSAMERICA LIFE INSURANCE
                               AND ANNUITY COMPANY
                                  (REGISTRANT)

                           TRANSAMERICA LIFE INSURANCE
                               AND ANNUITY COMPANY
                                   (DEPOSITOR)

                       ----------------------------------
                        David M. Goldstein Vice President

As required by the Securities Act of 1933, this Registration  Statement has been signed below on  September  27, 2000 by the  following  persons or by their duly appointed attorney-in-fact in the capacities specified:

Signatures                          Titles                                              Date

_______________________    President and Director                               October 12,2000
Larry N. Norman*

_______________________    Director                                             October 12,2000
Patrick S. Baird*

_______________________    Director and Senior Vice President                   October 12,2000
Brenda K. Clancy*

_______________________    Directors, General Counsel and Secretary             October 12,2000
James W. Dederer*

_______________________    Director                                             October 12,2000
George A. Foegele*

_______________________    Director and Senior Vice President                   October 12,2000
Douglas C. Kolsrud

_______________________    Director and Investment Officer                      October 12,2000
Richard N. Latzer*

_______________________    Director and Acting Chief Financial Officer          October 12,2000
Karen O. MacDonald*

_______________________    Director and Investment Officer                      October 12,2000
Gary U. Rolle'*

_______________________    Director and President-Reinsurance Division          October 12,2000
Paul E. Rutledge III*

_______________________    Director, Vice President and Counsel                 October 12,2000
Craig D. Vermie*

_________________________  On October 12,2000 as Attorney-in-Fact pursuant to
*By: David M. Goldstein    powers of attorney filed herewith.